Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	WAGE
Entity Registrant Name	WAGEWORKS, INC.
Entity Central Index Key	0001158863
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 305,052	$ 154,621
Restricted cash, current portion	1,147	2,383
Accounts receivable, less allowance for doubtful accounts of $69 and $403 at December 31, 2011 and December 31, 2012, respectively	22,924	15,647
Deferred tax assets-current	11,855	1,291
Prepaid expenses and other current assets	6,309	5,887
Total current assets	347,287	179,829
Restricted cash, net of current portion	2,432	2,526
Property and equipment, net	24,777	19,014
Goodwill	94,827	46,233
Acquired intangible assets, net	47,506	12,555
Deferred tax asset		16,978
Other assets	1,938	1,561
Total assets	518,767	278,696
Current liabilities:
Accounts payable and accrued expenses	42,034	21,415
Customer obligations	249,801	169,959
Short-term contingent payment	6,818	8,976
Short-term debt		14,901
Other current liabilities	2,726	394
Total current liabilities	301,379	215,645
Long-term debt	44,371
Warrants		1,119
Long-term contingent payment, net of current portion	11,772
Deferred tax liability	2,450
Other non-current liability	2,384	1,820
Total liabilities	362,356	218,584
Stockholders' equity (deficit):
Common stock, $0.001 par value. Authorized 1,000,000 shares; issued 1,738 shares at December 31, 2011 and 31,771 shares at December 31, 2012	32	2
Treasury stock at cost 192 shares at December 31, 2011 and 200 shares at December 31, 2012	(546)	(433)
Additional paid-in capital	221,046	19,029
Accumulated deficit	(64,121)	(74,620)
Total stockholders' equity (deficit)	156,411	(22,057)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	518,767	278,696
Redeemable convertible preferred stock, Series C
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		36,570
Redeemable convertible preferred stock, Series D
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		17,771
Redeemable convertible preferred stock, Series E
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		27,828
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		82,169
Convertible preferred stock
Stockholders' equity (deficit):
Convertible preferred stock, $0.001 par value ($31,916 liquidation preference). Authorized 26,392 shares, outstanding 17,645 shares at December 31, 2011 and no shares outstanding at December 31, 2012		$ 33,965

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 403	$ 69
Common stock, Par value	$ 0.001	$ 0.001
Common stock, Authorized	1,000,000,000	1,000,000,000
Common stock, Issued	31,771,000	1,738,000
Treasury stock, shares	200,000	192,000
Redeemable convertible preferred stock, Series C
Redeemable convertible preferred stock, liquidation preference	24,999	24,999
Redeemable convertible preferred stock, authorized	6,306,000	6,306,000
Redeemable convertible preferred stock, issued	5,882,000	5,882,000
Redeemable convertible preferred stock, outstanding		5,882,000
Redeemable convertible preferred stock, Series D
Redeemable convertible preferred stock, liquidation preference	15,998	15,998
Redeemable convertible preferred stock, authorized	2,465,000	2,465,000
Redeemable convertible preferred stock, issued	2,465,000	2,465,000
Redeemable convertible preferred stock, outstanding		2,465,000
Redeemable convertible preferred stock, Series E
Redeemable convertible preferred stock, liquidation preference	21,179	21,179
Redeemable convertible preferred stock, authorized	5,295,000	5,295,000
Redeemable convertible preferred stock, issued	5,295,000	5,295,000
Redeemable convertible preferred stock, outstanding		5,295,000
Convertible preferred stock
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, liquidation preference	$ 31,916	$ 31,916
Convertible preferred stock, authorized	26,392,000	26,392,000
Convertible preferred stock, outstanding		17,645,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Healthcare	$ 112,905	$ 90,917	$ 75,771
Commuter	51,817	33,325	29,304
Other	12,560	11,395	9,972
Total revenue	177,282	135,637	115,047
Operating expenses:
Cost of revenues (excluding amortization of internal use software)	64,647	55,651	50,205
Technology and development	18,849	13,526	12,640
Sales and marketing	30,341	20,697	18,173
General and administrative	28,839	20,876	18,231
Amortization and change in contingent consideration	15,674	11,327	7,764
Total operating expenses	158,350	122,077	107,013
Income from operations	18,932	13,560	8,034
Other income (expense):
Interest income	36	36	220
Interest expense	(1,772)	(494)	(188)
Interest expense: amortization of convertible debt discount			(21,107)
Gain (loss) on revaluation of warrants	381	351	(5,413)
Other income	48
Income (loss) before income taxes	17,625	13,453	(18,454)
Income tax benefit (provision)	(7,126)	19,868	1,204
Net income (loss)	10,499	33,321	(17,250)
Accretion of redemption premium expense	(2,301)	(6,209)	(6,740)
Net income (loss) attributable to common stockholders	$ 8,198	$ 27,112	$ (23,990)
Basic net income (loss) per share attributable to common stockholders	$ 0.45	$ 17.65	$ (15.7)
Diluted net income (loss) per share attributable to common stockholders	$ 0.33	$ 1.43	$ (15.7)
Shares used in basic net income (loss) per share calculations	18,138	1,536	1,528
Shares used in diluted net income (loss) per share calculations	24,414	20,086	1,528

Consolidated Statements of Stockholders Equity (Deficit) (USD $) In Thousands, except Share data	Total	Initial Public Offering	Follow-on Offering	Investor warrants	Convertible preferred stock	Common Stock	Common Stock Initial Public Offering	Common Stock Follow-on Offering	Common Stock Investor warrants	Common Stock ORIX warrants	Treasury Stock	Additional paid-in capital	Additional paid-in capital Initial Public Offering	Additional paid-in capital Follow-on Offering	Additional paid-in capital Investor warrants	Accumulated deficit
Beginning Balance at Dec. 31, 2009	$ (43,995)				$ 33,965	$ 2					$ (376)	$ 13,105				$ (90,691)
Beginning Balance (in shares) at Dec. 31, 2009					17,645,000	1,712,000					(187,000)
Exercise of stock options (in shares)						6,000
Exercise of stock options	5											5
Stock-based compensation	2,404											2,404
Modification of warrants	14,193											14,193
Accretion of redemption premium	(6,740)											(6,740)
Net income (loss)	(17,250)															(17,250)
Ending Balance at Dec. 31, 2010	(51,383)				33,965	2					(376)	22,967				(107,941)
Ending Balance (in shares) at Dec. 31, 2010					17,645,000	1,718,000					(187,000)
Exercise of stock options (in shares)	20,000					20,000
Exercise of stock options	27											27
Share repurchases (in shares)											(5,000)
Share repurchases	(57)										(57)
Stock-based compensation	2,244											2,244
Accretion of redemption premium	(6,209)											(6,209)
Net income (loss)	33,321															33,321
Ending Balance at Dec. 31, 2011	(22,057)				33,965	2					(433)	19,029				(74,620)
Ending Balance (in shares) at Dec. 31, 2011					17,645,000	1,738,000					(192,000)
Issuance of common stock (in shares)							7,475,000	1,000,000	3,039,000	43,000
Issuance of common stock		57,030	15,547	1,740			7	1	3	0			57,023	15,546	1,737
Conversion of preferred stock to common stock (in shares)					(17,645,000)	17,688,000
Conversion of preferred stock to common stock	84,469				(33,965)	18						118,416
Conversion of preferred stock warrants to common stock warrants	738											738
Exercise of stock options (in shares)	702,000					701,000
Exercise of stock options	4,392					1						4,391
Issuance of common stock under Employee Stock Purchase Plan (in shares)						87,000
Issuance of common stock under Employee Stock Purchase Plan	852					0						852
Share repurchases (in shares)											(8,000)
Share repurchases	(113)										(113)
Tax benefit from the exercise of stock options	1,865											1,865
Stock-based compensation	3,750											3,750
Accretion of redemption premium	(2,301)											(2,301)
Net income (loss)	10,499															10,499
Ending Balance at Dec. 31, 2012	$ 156,411					$ 32					$ (546)	$ 221,046				$ (64,121)
Ending Balance (in shares) at Dec. 31, 2012						31,771,000					(200,000)

Consolidated Statements of Stockholders Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Initial Public Offering
Issuance of common stock, per share	$ 9
Issuance of common stock, issuance costs	$ 5,527
Follow-on Offering
Issuance of common stock, per share	$ 17.5
Issuance of common stock, issuance costs	$ 903

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 10,499	$ 33,321	$ (17,250)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	2,950	3,199	4,164
Amortization and change in contingent consideration	15,674	11,327	7,764
Stock-based compensation	3,750	2,244	2,404
Revaluation of warrants	(381)	(351)	5,413
Amortization of debt discount			21,107
Loss on disposal of fixed assets	178	51
Loss on impairment of long-lived assets		116	120
Payment of contingent consideration in excess of initial measurement	(3,361)	(662)
Provision for doubtful accounts	(261)	61	66
Deferred taxes	6,688	(20,198)	(1,334)
Excess tax benefit from the exercise of stock options	(1,901)
Changes in operating assets and liabilities:
Accounts receivable	(5,538)	475	(2,109)
Prepaid expenses and other current assets	(2,659)	(3,996)	(324)
Other assets	(160)	204	(303)
Accounts payable and accrued expenses	5,075	(29)	344
Customer obligations	23,680	28,917	1,522
Other liabilities	1,900	510	(1,108)
Net cash provided by operating activities	56,133	55,189	20,476
Cash flows used in investing activities:
Purchases of property and equipment	(12,291)	(9,408)	(7,257)
Cash consideration for business acquisitions, net of cash acquired	8,212	(1,852)	(5,012)
Cash paid for acquisition of client contracts	(6,006)
Change in restricted cash	1,790	(1,334)	(30)
Net cash used in investing activities	(8,295)	(12,594)	(12,299)
Cash flows from financing activities:
Proceeds from debt	29,470	12,064	2,837
Proceeds from initial public offering net of underwriters commissions and discounts	62,557
Proceeds from follow-on offering net of underwriters commissions and discounts	16,450
Proceeds from exercise of warrants	1,740
Proceeds from exercise of common stock options	4,392	27	5
Proceeds from issuance of common stock (Employee Stock Purchase Plan)	852
Payment of contingent consideration	(14,656)	(4,288)
Purchase of treasury stock	(113)	(57)
Excess tax benefit from the exercise of stock options	1,901
Net cash provided by financing activities	102,593	7,746	2,842
Net increase in cash and cash equivalents	150,431	50,341	11,019
Cash and cash equivalents at beginning of period	154,621	104,280	93,261
Cash and cash equivalents at end of period	305,052	154,621	104,280
Cash paid during the period for:
Interest	1,094	368	189
Taxes	583	442	383
Noncash financing and investing activities:
Conversion of convertible debt and accrued interest into Series E preferred stock			21,178
Accretion of redemption premium	2,301	6,209	6,740
Reduction in FBM contingent consideration due to re-negotiated lease	528
Reduction in FBM contingent consideration due to post-purchase price adjustment	2,316
Conversion of preferred stock to common stock	118,434
Conversion of preferred stock warrants to common stock warrants	738
PBS acquisition adjustment		590
Modification of warrants			$ 14,193

Summary of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Business and Significant Accounting Policies
(1)	Summary of Business and Significant Accounting Policies

Business

We are a leading on-demand provider of tax-advantaged programs for consumer-directed health, commuter and other employee spending account benefits, or CDBs, in the United States. We administer and operate a broad array of CDBs, including spending account management programs such as health and dependent care Flexible Spending Accounts, or FSAs, Health Savings Accounts, or HSAs, Health Reimbursement Arrangements, or HRAs, and commuter benefits, such as transit and parking programs.

We deliver our CDB programs through a highly scalable delivery model that employer clients and their employee participants may access through a standard web browser on any internet-enabled device including computers, smart phones and other mobile devices such as tablet computers. Our on-demand delivery model eliminates the need for our employer clients to install and maintain hardware and software in order to support CDB programs and enables us to rapidly implement product enhancements across our entire user base.

Our CDB programs assist employees and their families to save money by using pre-tax dollars to pay for certain of their healthcare and commuter expenses. Employers financially benefit from our programs through reduced payroll taxes, even after factoring in our fees. Under our FSA, HSA and commuter programs, employee participants contribute funds from their pre-tax income to pay for qualified out-of-pocket healthcare expenses not fully covered by insurance, such as co-pays, deductibles and over-the-counter medical products or for commuting costs.

The Company operates as a single reportable segment on an entity level basis. The Company generates revenue from the administration of healthcare, commuter and other employer sponsored tax-advantaged benefit services. The entity level is the aggregation of these three revenue streams.

Initial Public Offering

On May 15, 2012, the Company closed its initial public offering (IPO). The offer and sale of all of the shares in the initial public offering were registered under the Securities Act pursuant to a registration statement on Form S-1, which was declared effective by the SEC on May 9, 2012 (the Effective Date). In connection with the IPO the Company sold 7,475,000 shares of common stock to the public at a price of $9.00 per share, which included 975,000 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters. The Company received aggregate proceeds of $62.6 million from the initial public offering and the underwriters’ overallotment option, net of underwriters’ discounts and commissions. Upon the closing of the IPO, all shares of the Company’s previously outstanding preferred stock automatically converted into shares of common stock and outstanding warrants to purchase the Company’s preferred stock automatically became exercisable for shares of common stock.

Follow-On Public Offering

On October 9, 2012, the Company closed its follow-on public offering and sold 1,000,000 shares of common stock at a price of $17.50 per share, which raised $15.5 million, net of underwriters’ discounts and commissions and estimated offering costs. Certain selling stockholders, including VantagePoint, sold 5,000,000 shares of common stock in the offering, including 338,566 shares of common stock which were issued upon the exercise of outstanding warrants. In addition, the underwriters exercised their overallotment option to purchase 900,000 additional shares from the selling stockholders, including 31,313 shares of common stock which were issued upon the exercise of outstanding warrants. The Company did not receive any proceeds from the sale of shares by the selling stockholders other than $1.7 million representing the exercise price of the warrants that were exercised by a selling stockholder in connection with the offering.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Acquisitions of businesses are accounted for as business combinations, and accordingly, the results of operations of acquired businesses are included in the consolidated financial statements from the date of acquisition. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications

Certain immaterial prior period amounts within our consolidated balance sheet have been reclassified to conform to current period presentation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates in these consolidated financial statements include allowances for doubtful accounts, valuation of intangible assets acquired including estimates of cash flows associated with the assets, asset impairments, useful lives for depreciation and amortization, loss contingencies, expired and unredeemed products, deferred tax assets, reserve for income tax uncertainties, the assumptions used for stock-based compensation, and contingent consideration associated with acquisitions and purchase accounting. Actual results could differ from those estimates. In making its estimates, the Company considers the current economic and legislative environment in the estimates and has considered those factors when reviewing the assumptions and estimates.

Cash, Cash Equivalents, and Restricted Cash

The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. Cash and cash equivalents, which consist of cash on deposit with banks and money market funds, are stated at cost. To the extent the Company’s contracts do not provide for any restrictions on the Company’s use of cash that it receives from clients the cash is recorded as cash and cash equivalents.

In all cases, the Company recognizes a related liability to its customers, classified as customer obligations in the accompanying consolidated balance sheets.

Restricted cash represents cash used to collateralize standby letters of credit. The current portion of restricted cash matures in 2013 and is therefore classified as a current asset at December 31, 2012.

Fair Value of Financial Instruments

Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurements and Disclosures, or ASC 820, provides a consistent framework to define, measure, and disclose the fair value of assets and liabilities in financial statements. ASC 820 establishes a three-level hierarchy priority for disclosure of assets and liabilities recorded at fair value. The ordering of priority reflects the degree to which objective prices in external active markets are available to measure fair value. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for measurement are observable or unobservable.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The contingent consideration payable related to the Planned Benefits Systems (PBS), Fringe Benefits Management (FBM), Choice Strategies (CS), Benefit Concepts, Inc. (BCI) and TransitCheck (TC) acquisitions (see Note 3) were recorded at fair value on the acquisition date and are adjusted quarterly to fair value. The increases or decreases in the fair value of contingent consideration payable can result from changes in anticipated revenue levels and changes in assumed discount periods and rates. As the fair value measure is based on significant inputs that are not observable in the market, they are categorized as Level 3.

The Lender Warrant (see Note 9) was recorded at fair value on the grant date and was adjusted quarterly to fair value. The Company valued the Lender Warrant using a Black-Scholes option-pricing model, which incorporates assumptions about underlying asset value, volatility, expected remaining life, and risk-free interest rate. These valuation assumptions were estimated based upon management’s judgment about the general industry environment. Since the valuation of the Lender Warrant involves significant unobservable inputs, it was categorized as Level 3 under the three-level hierarchy discussed above. Upon the completion of the Company’s IPO in May 2012 and the conversion of the Company’s outstanding shares of preferred stock into shares of common stock, the Lender Warrant, which was a warrant to purchase Series C redeemable convertible preferred stock, became exercisable for shares of common stock. As the warrant is no longer exercisable into shares of redeemable preferred stock, the warrant was reclassified from liability to equity and the Company will no longer record any mark-to-market changes in the fair value of the warrant in the statements of operations. The Company performed the final re-measurement of the Lender Warrant at the closing date of the Company’s IPO on May 15, 2012. The Lender Warrant was then reclassified from liability to equity on that date.

Other financial instruments not measured at fair value on the Company’s consolidated balance sheet at December 31, 2012, but which require disclosure of their fair values include: cash and cash equivalents (including restricted cash), accounts receivable, accounts payable and accrued expenses and debt under the line of credit with Union Bank, N.A. The estimated fair value of such instruments at December 31, 2012 approximates their carrying value as reported on the consolidated balance sheet. The fair value of all of these instruments are categorized as Level 2 of the fair value hierarchy, with the exception of cash, which is categorized as Level 1.

The following table provides a reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3) (dollars in thousands):

	Lender Warrant	Contingent Consideration PBS	Contingent Consideration FBM	Contingent Consideration CS	Contingent Consideration TC	Contingent Consideration BCI
Balances at December 31, 2010	$1,470	$6,361	$9,573	$—	$—	$—
Gains or losses included in earnings:	—	—	—	—	—	—
Gain on revaluation of warrant	(351)	—	—	—	—	—
Loss on revaluation of contingent consideration	—	1,437	1,255	—	—	—
Payment of contingent consideration for PBS	—	(2,000)	—	—	—	—
Payment of contingent consideration for FBM	—	—	(7,650)	—	—	—

Balances at December 31, 2011	$1,119	$5,798	$3,178	$—	$—	$—

Initial fair value of contingent consideration	—	—	—	11,054	5,314	11,772
Gains or losses included in earnings:	—	—	—	—	—	—
Gain on revaluation of warrant	(381)	—	—	—	—	—
Loss on revaluation of contingent consideration	—	1,062	542	645	86	—
Payment of contingent consideration	—	(6,860)	(546)	(5,211)	(5,400)	—
Reclassification of warrant to additional paid-in capital	(738)	—	—	—	—	—
Reduction in FBM contingent consideration due to post-purchase price adjustment	—	—	(2,316)	—	—	—
Reduction in FBM contingent consideration due to re-negotiated lease	—	—	(528)	—	—	—

Balances at December 31, 2012	$—	$—	$330	$6,488	$—	$11,772

In the first quarter of 2012, the Company re-negotiated its lease with Fringe Benefits Management Company, or FBMC, from whom the Company leases a facility in Florida. Both parties agreed to a reduction in the rental rate for the remainder of the lease term and subsequently amended their Shared Services Agreement. In connection with this lease re-negotiation, FBMC and the Company agreed to reduce the amount of contingent consideration due to FBMC in 2012 by $0.5 million. The Company is amortizing this amount over the remaining term of the lease.

Quantitative Information About Level 3 Fair Value Measurements

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration and Lender Warrant designated as Level 3 are as follows:

	Fair Value at December 31, 2012	Valuation Technique	Significant Unobservable Input
	(in thousands, unaudited)
Contingent consideration—FBM	$330	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—CS	$6,488	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—BCI	$11,772	Discounted cash flow	Annualized revenue and probability of achievement

Sensitivity To Changes In Significant Unobservable Inputs

As presented in the table above, the significant unobservable inputs used in the fair value measurement of contingent consideration related to the acquisitions are annualized revenue forecasts developed by the Company’s management and the probability of achievement of those revenue forecasts. Significant increases (decreases) in these unobservable inputs in isolation would result in a significantly lower (higher) fair value measurement.

Accounts Receivable

Accounts receivable represent both amounts receivable in relation to fees for the Company’s services and unpaid amounts by customers for benefit services of participants provided by third-party vendors, such as transit agencies and healthcare providers. The Company provides for an allowance for doubtful accounts by reference to reserves for specific accounts. The Company reviews its allowance for doubtful accounts monthly. Accounts more than 30 days past due are reviewed weekly for collectability. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs for 2010, 2011 and 2012 were not significant.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation on computer and equipment and furniture and fixtures is calculated on a straight-line basis over the estimated useful lives of those assets, ranging from three to five years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful life or the lease term.

When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in operating expenses.

Maintenance and repairs are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized.

Software and Web Site Development Costs

The Company recognizes internal use software and Web site development costs in accordance with FASB ASC Subtopic 350-40, Internal-Use Software, and FASB ASC Subtopic 350-50, Intangibles—Website Development Costs, respectively. As such, the Company expenses all costs incurred that relate to the planning and post implementation phases of development. Costs incurred in the development phase are capitalized and recognized over the technology’s estimated useful life, generally four years, as amortization in the accompanying consolidated statements of operations. Costs associated with the platform content or the repair or maintenance of the existing platforms are expensed as incurred.

The Company accounts for interest costs related to internal use software and Web site development costs in accordance with the provisions of FASB ASC Subtopic 835-20, Interest—Capitalization of Interest, which require capitalization of interest on major construction or acquisition projects where the financial statement effect of capitalization versus current expense recognition is likely to be material. Capitalized interest related to software and development costs was immaterial for all years.

Accounting for Impairment of Long-Lived Assets

In accordance with FASB ASC Subtopic 360-10, Property, Plant and Equipment, the Company evaluates the recoverability of property and equipment and other assets, including identifiable intangible assets with definite lives, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group, based on discounted cash flows. Assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell. Impairment adjustments related to software development costs were not significant for 2010, 2011 and 2012. There were no other impairments recorded for the remaining other long-lived assets for 2010, 2011 and 2012.

Acquisitions and Goodwill

The Company has accounted for all of its acquisitions using the purchase method as required under the provisions of FASB ASC 805, Business Combinations, or ASC 805. The cost of acquisition is allocated to the assets acquired and liabilities assumed based on fair values at the date of acquisition. Goodwill represents the excess cost over the fair value of net assets acquired in the acquisition.

The Company performs a goodwill impairment test annually on December 31st and more frequently if events and circumstances indicate that the asset might be impaired. The impairment tests are performed in accordance with FASB ASC 350, Intangibles—Goodwill and Other, or ASC 350. The following are examples of triggering events (none of which occurred in 2011 or 2012) that could indicate that the fair value of a reporting unit has fallen below the unit’s carrying amount:

•	A significant adverse change in legal factors or in the business climate

•	An adverse action or assessment by a regulator

•	Unanticipated competition

•	A loss of key personnel

•	A more-likely than-not expectation that a reporting unit or a significant portion of a reporting unit will be sold or otherwise disposed of

An impairment loss is recognized to the extent that the carrying amount exceeds the reporting unit’s fair value. When reviewing goodwill for impairment, the Company assesses whether goodwill should be allocated to operating levels lower than the Company’s single operating segment for which discrete financial information is available and reviewed for decision-making purposes. These lower levels are referred to as reporting units. The Company’s chief operating decision maker, the Chief Executive Officer, does not allocate resources or assess performance at the individual healthcare, commuter or other revenue stream level, but rather at the operating segment level. Discrete financial information is therefore not maintained at the revenue stream level. The Company’s one reporting unit was determined to be the Company’s one operating segment.

The goodwill impairment analysis is a two-step process: first, the reporting unit’s estimated fair value is compared to its carrying value, including goodwill. If the Company determines that the estimated fair value of the reporting unit is less than its carrying value, the Company moves to the second step to determine the implied fair value of the reporting unit’s goodwill. If the carrying amount of the reporting unit’s goodwill exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the reporting unit in a manner similar to a purchase price allocation. In September 2011, the FASB issued new guidance intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. If impairment is deemed more likely than not, management would perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The amendments also expand upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company adopted the new guidance in the fourth quarter of 2012. In assessing the qualitative factors, the Company assesses relevant events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgments and assumptions. The judgment and assumptions include the identification of macroeconomic conditions, industry and market considerations, overall financial performance, Company specific events and share price trends and making the assessment on whether each relevant factor will impact the impairment test positively or negatively and the magnitude of any such impact. Based on the qualitative evaluation performed, management determined that it is not more likely than not that goodwill is impaired and the two-step goodwill impairment test was not deemed necessary.

To date, the Company has not made any impairment adjustments to goodwill as the fair value of its reporting unit in all prior years has always exceeded its carrying value by a significant amount.

Income Taxes

The Company reports income taxes in accordance with FASB ASC 740, Income Taxes, which requires an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities arise from the differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will actually be paid or refunds received, as provided under current enacted tax law. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance reduces the deferred tax assets to the amount that is more likely than not to be realized.

The Company uses financial projections to support its net deferred tax assets, which contain significant assumptions and estimates of future operations. If such assumptions were to differ significantly, it may have a material impact on the Company’s ability to realize its deferred tax assets. At the end of each period, the Company assesses the ability to realize the deferred tax benefits. If it is more likely than not that the Company would not realize the deferred tax benefits, then the Company would establish a valuation allowance for all or a portion of the deferred tax benefits.

Under ASC Subtopic 740-10, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained on examination by the taxing authorities, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to uncertain tax positions in income tax expense.

Revenue Recognition

The Company reports revenue based on the following product lines: Healthcare, Commuter, and Other services. Healthcare and Commuter include revenues generated from benefit service fees based on client employee (known as participant) participation levels and interchange and other commission revenues. Interchange and other commission revenues are based on a percentage of total healthcare and commuter dollars transacted pursuant to written purchase agreements with certain vendors and banks. Other revenue includes services related to Consolidated Omnibus Budget Reconciliation Act, or COBRA, enrollment and eligibility, non-healthcare, and employee account administration (i.e., tuition and health club reimbursements) and project-related professional services.

The Company recognizes all revenue streams in accordance with FASB ASC 605, Revenue Recognition. As such, the Company recognizes revenue when collectability is reasonably assured, service has been performed, persuasive evidence of an arrangement exists, and there is a fixed or determinable fee.

Benefit service fees are recognized on a monthly basis as services are rendered and earned under service arrangements where fees and commissions are fixed or determinable and collectability is reasonably assured. Benefit service fees are based on a fee for service model (e.g., monthly fee per participant) in which revenue is recognized on a monthly basis as services are rendered under price quotations or service agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties. Fees received for initial setup of new clients and annual renewal fees are deferred and recognized on a monthly basis as services are rendered over the agreed benefit period. The initial setup fees are not considered separable from the ongoing services provided for which benefit service fees are earned.

Vendor and bank interchange revenues are attributed to revenue sharing arrangements the Company enters into with certain banks and card associations, whereby the Company shares a portion of the transaction fees earned by these financial institutions on debit cards the Company issues to its employee participants based on a percentage of total dollars transacted as reported on third-party reports. Commission revenue entails the Company purchasing passes on behalf of its employee participants from various transit agencies and due to the significant volume of purchases, the Company receives commissions on these passes which the Company records on a net basis. Commission revenue is recognized on a monthly basis as transactions are placed under written purchase agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties. In addition, the Company recognizes revenue on our estimate of passes that will expire unused over the estimated useful life of the passes, as the amounts paid for these passes are nonrefundable to both the employer client and the employee participant.

Professional service fees are related to projects provided to the Company’s existing employer clients that last up to two months to accommodate their changing reporting and file transfer requirements and recognized upon completion of services and projects. These projects are discrete contracts and are not entered into contemporaneously with any other services the Company provides. The professional services are rendered with written price quotations or service agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties and where fees are fixed or determinable and collectability is reasonably assured.

Stock-Based Compensation

The Company accounts for stock-based compensation costs in accordance with FASB ASC 718, Compensation—Stock Compensation, (ASC 718). Under ASC 718, stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award at that date, and is recognized as expense over the employee’s requisite service period (generally over the vesting period of the award) on a straight-line basis.

ASC 718 requires the benefits of tax deductions in excess of the compensation cost recognized for those options to be classified as financing cash inflows rather than operating cash inflows. There were no material excess tax benefits in the years ended December 31, 2010 and 2011 and $1.9 million of excess tax benefits in the year ended December 31, 2012.

Accretion of Redemption Premium

The Company accounted for redemption premium by recording accretion charges reflecting the changes in the redemption value of certain of its series of redeemable preferred stock over the period from the date of issuance to the earliest redemption date. Upon the closing date of the Company’s IPO in May 2012, all outstanding redeemable preferred shares were converted into shares of common stock which is non-redeemable. The Company performed the final re-measurement of the redemption value of the redeemable preferred stock at the effective date and the redeemable preferred stock was then reclassified from the mezzanine level of the consolidated balance sheet into equity at the closing of the IPO. The Company therefore did not record accretion of redeemable preferred shares during the third and fourth quarters of 2012.

Recently Issued Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update, or ASU 2010-28, Intangibles—Goodwill and Other (Topic 350) —When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist such as if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company adopted ASU 2010-28 in fiscal 2012 and this adoption did not have a significant impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued Accounting Standards Update, or ASU 2011-08, Intangibles–Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The guidance in ASU 2011-08 is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. If impairment is deemed more likely than not, management would perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The amendments also expand upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments add examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 did not have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued Accounting Standards Update, or ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test for indefinite-lived intangible assets. An organization that elects to perform a qualitative assessment no longer is required to perform the quantitative impairment test for an indefinite-lived intangible asset if it is more likely than not that the asset is not impaired. The ASU, which applies to all public, private, and not-for-profit organizations, is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of ASU 2012-02 in the first quarter of 2013 will not have a significant impact on the Company’s financial position or results of operations.

Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share
(2)	Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Common Stockholders:

	Year Ended December 31,
	2010	2011	2012
	(in thousands, except per share data)
Numerator (basic and diluted):
Net income (loss)	$(17,250)	$33,321	$10,499
Less: accretion of redemption premium expense	(6,740)	(6,209)	(2,301)

Net income (loss) attributable to common stockholders for basic EPS	$(23,990)	$27,112	$8,198

Add back: accretion of redemption premium related to dilutive redeemable preferred stock	—	1,587	(260)

Net income (loss) attributable to common stockholders for diluted EPS	$(23,990)	$28,699	$7,938

Denominator (basic):
Weighted average common shares outstanding	1,528	1,536	18,138

Denominator (diluted):
Weighted average common shares outstanding	1,528	1,536	18,138
Dilutive stock options and awards outstanding	—	1,010	1,377
Weighted average common shares from stock warrants	—	2,500	403
Weighted average common shares from preferred stock	—	15,040	4,496

Net weighted average common shares outstanding	1,528	20,086	24,414

Net income (loss) per share attributable to holders of common stock:
Basic	$(15.70)	$17.65	$0.45
Diluted	$(15.70)	$1.43	$0.33

Diluted net income (loss) per share does not include the effect of the following anti-dilutive common equivalent shares (in thousands):

	Year Ended December 31,
	2010	2011	2012
Stock options outstanding	4,507	152	31
Common equivalent shares from stock warrants	4,653	—	—
Common shares from convertible preferred stock	17,688	2,648	2,077

Total common stock equivalents	26,848	2,800	2,108

Acquisitions and Channel Partner Arrangement	12 Months Ended
Dec. 31, 2012
Acquisitions and Channel Partner Arrangement
(3)	Acquisitions and Channel Partner Arrangement

Planned Benefits Systems and Fringe Benefits Management Acquisitions

On August 31, 2010 and November 30, 2010, the Company acquired 100% of the outstanding common shares of Planned Benefits Systems (PBS) and a division (FBM) in a carve out from Fringe Benefits Management Company (FBMC), respectively.

The purchase prices included contingent consideration elements that required the Company to pay in 2012 the former owners of PBS and FBMC additional amounts based upon annualized revenues of PBS and FBM, respectively, for 2012. The initial fair value of the contingent considerations were determined from forecasts developed by management based upon existing business, customer relationships and historical growth rates. The Company measures acquired contingent consideration payable each reporting period at fair value, and recognizes changes in fair value in earnings each period in the amortization and change in contingent consideration line item on the statement of operations, until the contingency is resolved. Increases or decreases in the fair value of the contingent consideration payable can result from changes in anticipated revenue levels and changes in assumed discount periods and rates. Significant judgment is employed in determining the appropriateness of these assumptions each period. The Company recorded $1.4 million and $1.3 million in charges related to the change in fair value of the contingent considerations for PBS and FBM during 2011, respectively, due to increased revenue levels being achieved. The Company recorded $1.1 million and $0.5 million in charges related to the change in fair value of the contingent considerations for PBS and FBMC, respectively, during 2012, due to increased revenue levels estimated to be achieved. The charges related to the change in the fair value of the contingent considerations are recorded in the amortization and change in contingent consideration line item in the Company’s consolidated statements of operations. As the fair value measure is based on significant inputs that are not observable in the market, the Company categorizes the inputs as Level 3 inputs under ASC 820.

The contingent payment to PBS for 2012 of $6.3 million was paid in May 2012. There was also an amount of $0.6 million related to PBS, which was held back from the initial consideration paid, to account for possible future contingencies and was paid in the third quarter of 2012. In the fourth quarter of 2012, the Company made a balance sheet reclass to reduce the FBM contingent consideration by $2.3 million related to liabilities that were underestimated and assumed by the Company at the time of acquisition. A contingent payment of $0.5 million was paid to FBMC in October 2012 and the fair value of the remaining contingent element owed to FBMC at December 31, 2012 was estimated at $0.3 million.

The Choice Care Card, LLC Acquisition

On January 3, 2012, the Company acquired the operating assets and certain liabilities of The Choice Care Card, LLC, or CS, a Vermont limited liability company. CS administers tax-advantaged, consumer-driven health care programs, primarily HRAs, through a debit card or direct-pay to provider or member platform. This acquisition added a new regional base of customers and participant relationships. The aggregate non-contingent portion of the purchase price paid in cash was $8.7 million of which $8.3 million was paid at closing.

The Company accounted for the acquisition of CS as a purchase of a business under ASC 805. The results of operations for CS have been included in the Company’s financial results since the acquisition.

The purchase price included a contingent consideration element that requires the Company to pay in 2012 and 2013 the former owners of CS additional amounts based upon annualized revenues of CS for 2012 and 2013 respectively. The Company determined that the total initial fair value for both contingent payments as of the acquisition date was $11.1 million. In August 2012, the Company paid the $5.2 million contingent payment due in 2012. The Company recorded its estimate of the fair value of the contingent consideration based on a weighted average probability evaluation of various revenue forecasts developed by management. The resulting liability was discounted to present value at 5.3% to reflect the time value of money.

Significant judgment is employed in determining the fair value each period. In 2012, the Company recorded $0.6 million in charges, in the amortization and change in contingent consideration line item in the Company’s accompanying consolidated statements of operations related to the change in fair value of the CS contingent consideration due to increased revenue levels estimated to be achieved. As the fair value measure is based on significant inputs that are not observable in the market, the Company categorizes the inputs as Level 3 inputs under ASC 820.

The following table summarizes the allocation of the purchase price at the date of acquisition (in millions):

	Amount	Weighted Average Useful Life (in years)
Other net assets acquired	$0.6
Customer relationships	9.2	10
Developed technology	0.6	2
Goodwill	9.4

Total allocation of purchase price	$19.8

As part of the purchase price allocation, the Company determined that CS’s separately identifiable intangible assets were its customer relationships and developed technology. The Company used the income approach to value the customer relationships. This approach calculates fair value by discounting the after-tax cash flows back to a present value. The baseline data for this analysis was the cash flow estimates used to price the transaction. Cash flows were forecasted and then discounted using a discount rate for customer relationships of 13%, based on the estimated weighted average cost of capital, which employs an estimate of the required equity rate of return and after-tax cost of debt.

Goodwill recognized from the transaction results from the acquired workforce, the opportunity to expand our client base and achieve greater long-term growth opportunities than either company had operating alone. All of the recognized goodwill is expected to be deductible for tax purposes.

TransitChek Acquisition

On February 1, 2012, the Company acquired the commuter benefit services business TransitChek, or TC, from TransitCenter, Inc., or TCI, a New York-based not for profit entity that provided commuter benefit services predominantly to small- and medium-sized business, or SMB, employer clients in the New York tri-state area. This acquisition added a new base of transit customers and participant relationships. The aggregate non-contingent portion of the purchase price was $31.1 million of which $30.8 million was paid at closing.

The Company accounted for the acquisition of TC as a purchase of a business under ASC 805. The results of operations for TC have been included in the Company’s financial results since the acquisition. The Company concluded that the acquisition of TC represented a material business combination for the purposes of pro forma financial statement disclosure and therefore, pro forma financial information has been provided herein.

The purchase price included an additional future payment of $0.7 million that was discounted to present value and will be paid over the next four years to a promotional fund in furtherance of TCI’s mission of raising awareness of the benefits of mass transit. The purchase price also included a contingent consideration element that requires the Company to pay an additional amount in July 2012 to the former owners of TCI, based on the achievement of certain revenue levels for the six months following the closing. The Company paid the $5.4 million contingent consideration in the third quarter of 2012. In 2012, the Company recorded $0.1 million in charges related to the change in fair value of the contingent consideration as a result of the passage of time, in the amortization and change in contingent consideration line item in the Company’s accompanying consolidated statements of operations. As the fair value measure is based on significant inputs that are not observable in the market, the Company categorizes the inputs as Level 3 inputs under ASC 820.

As part of the purchase price allocation, the Company determined that TC’s separately identifiable intangible assets were its customer relationships, developed technology, trade names and a favorable lease. The Company used the income approach to value the customer relationships and trade name. This approach calculates fair value by discounting the after-tax cash flows back to a present value. The baseline data for this analysis was the cash flow estimates used to price the transaction. Cash flows were forecasted and then discounted using a discount rate for customer relationships and trade name of 16% and 15%, respectively, based on the estimated weighted average cost of capital, which employs an estimate of the required equity rate of return and after-tax cost of debt. The Company used a replacement cost approach to estimate the fair value of developed technology in which estimates of development time and cost per man month are used to calculate total replacement cost. The Company estimated the fair value of the favorable lease terms by discounting the amount by which the stated lease payments differ from current estimated market rates at the acquisition date over the remaining lease term.

Goodwill recognized from the transaction results from the acquired workforce, the opportunity to expand our client base and achieve greater long-term growth opportunities than either company had operating alone. All of the recognized goodwill is expected to be deductible for tax purposes.

The following table summarizes the allocation of the purchase price at the date of acquisition (in millions):

	Amount	Weighted Average Useful Life (in years)
Other net assets acquired	$1.7
Customer relationships	8.8	8.7
Developed technology	4.4	3.0
Trade names	0.9	10.0
Favorable lease	1.1	11.0
Goodwill	20.2

Total allocation of purchase price	$37.1

Other net assets acquired in the acquisition of TC primarily related to the following (in millions):

Amount
Cash	$48.3
Restricted cash	0.5
Accounts receivable	0.9
Inventory	3.9
Prepaids and other assets	0.1
Property and equipment	1.4
Customer obligations	(51.0)
Accounts payable and accrued expenses	(2.4)

Total allocation to purchase price	$1.7

Aflac Channel Partner Arrangement

In April 2012, the Company entered into a channel partner arrangement with American Family Life Assurance Company, or Aflac, pursuant to which Aflac’s FSA and commuter account administration business was substantially transitioned to the Company from July 2012 through December 2012. In conjunction with the transition, Aflac and the Company also entered into a separate reseller arrangement pursuant to which Aflac agents will sell the Company’s FSA, HRA, HSA, commuter and COBRA at agreed prices and commission levels to new employers going forward.

The timing of the transition of revenue to the Company and the one time conversion payments to Aflac are dependent upon the employer clients executing new agreements, a process controlled by the Company’s new channel partner and the particular employer client. The conversion payments were calculated as a function of the expected annual revenue for each employer client. In 2012, the Company has paid Aflac $6.0 million in connection with employer clients that have transitioned to the Company. The Company has capitalized these payments as an intangible asset, under client contracts in the table in Note 4, and will amortize the asset over an expected life of 7 years.

The Company also incurred approximately $0.5 million of one-time transition costs in 2012, which are primarily cost of revenue, in advance of revenue.

Benefit Concepts, Inc. Acquisition

On December 31, 2012, the Company acquired Benefit Concepts, Inc., or BCI, a third party administrator of Consumer-Directed Benefits, such as Flexible Spending Accounts, Health Reimbursement Arrangements and COBRA benefits continuation services based in East Providence, Rhode Island. The Company accounted for the acquisition of BCI as a purchase of a business under ASC 805. At December 31, 2012, the acquisition of BCI did not have an impact on the Company’s results of operations. This acquisition added a new regional base of customers and participant relationships and further strengthens the Company’s position in the Consumer-Directed Benefits market. The goodwill of $19.0 million arising from the acquisition was attributed to the premium paid for the opportunity to expand and better serve small and medium-sized businesses and achieve greater long-term growth opportunities than either company had operating alone. The aggregate non-contingent portion of the purchase price was $17.0 million and was paid in cash on December 31, 2012.

The purchase price also includes a contingent element that requires the Company to pay the former owners of BCI additional amounts in 2014 and 2015 based upon annualized revenues of BCI for 2014 and 2015, respectively. The initial fair value of the contingent element totaled $11.8 million based on forecasted annualized revenues for 2014 and 2015. The fair value was determined from forecasts developed by management based upon existing business and relationships and projected growth rates. The Company discounted these forecasts using time value discount present value factor of 6.5%. As the fair value measure is based on significant inputs that are not observable in the market, the Company categorizes the inputs as Level 3 inputs under ASC 820.

The following table summarizes the consideration for BCI and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date.

Goodwill	$19.0
Customer relationships	8.0
Developed technology	2.4
Other intangibles	0.2
Other net assets acquired	3.2
Deferred income taxes	(4.0)

Total allocation of purchase price	$28.8

The acquired intangible assets, all of which are being amortized, have a weighted average useful life of approximately 6.7 years. The intangible assets include customer relationships of $8.0 million (8.0-year weighted average useful life), developed technology of $2.4 million (2.9-year weighted average useful life) and other intangible assets of $0.2 million (2.8-year weighted average useful life).

Since the acquisition was a stock purchase, assets acquired cannot be revalued for tax purposes; accordingly, a deferred tax liability of $4.0 million was recorded at the date of acquisition for the book tax cost basis difference related to the assets.

Goodwill was calculated as the difference between the acquisition-date fair value of the consideration transferred and the provisional values assigned to the assets acquired and liabilities assumed. None of the goodwill is expected to be deductible for tax purposes. The recognized amount of goodwill is provisional and subject to change pending the completion of the allocation of the consideration transferred to the assets acquired and liabilities assumed.

The valuation of acquired payments to or from participants are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of these assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair value but the Company is waiting for additional information necessary to finalize those amounts. Thus, the provisional measurements of fair value reflected are subject to change. Such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the acquisition date.

Pro Forma

The following unaudited pro forma financial information presents the consolidated results of operations of the Company and TC as if the acquisition had occurred at the beginning of fiscal 2011 with pro forma adjustments to give effect to amortization of intangible assets and an increase in interest expense due to financing costs in connection with the acquisition. The pro forma financial information is presented for informational purposes only and may not be indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the related fiscal years.

	Year Ended December 31,
	2011	2012
	(In thousands, except per share data)
	(unaudited)
Total revenue	$166,820	$179,082
Net income attributable to common stockholders	$35,256	$7,927
Net income per share attributable to common stockholders:
Basic	$22.95	$0.44
Diluted	$1.76	$0.32

The following unaudited pro forma financial information presents the consolidated results of operations of the Company and CS and BCI as if the portfolio purchases had occurred at the beginning of fiscal 2011 with pro forma adjustments to give effect to amortization of intangible assets. The pro forma financial information is presented for informational purposes only and may not be indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the related fiscal years.

	Year Ended December 31,
	2011	2012
	(In thousands, except per share data)
	(unaudited)
Total revenue	$164,696	$192,744
Net income attributable to common stockholders	$25,454	$5,641
Net income per share attributable to common stockholders:
Basic	$16.57	$0.31
Diluted	$1.27	$0.23

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
(4)	Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 is as follows (dollars in thousands):

	December 31,
	2011	2012
Balance at beginning of year	$46,806	$46,233
Additions	17	48,594
PBS acquisition adjustment	(590)	—

Balance at end of year	$46,233	$94,827

In 2012, the increase in goodwill is attributed to the acquisitions of CS, TC and BCI (see Note 3).

At December 31, 2011, the Company recorded a $0.6 million PBS acquisition adjustment related to customer obligation balances recorded as of the acquisition date. This adjustment was primarily due to the Company’s reliance on reports that incorrectly stated customer obligations at the acquisition date. The correction of these balances is considered a purchase price adjustment.

Acquired intangible assets at December 31, 2011 and December 31, 2012 were comprised of the following (dollars in thousands):

	December 31, 2011			December 31, 2012
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Amortizable intangible assets:
Client contracts and broker relationships	$26,534	$15,206	$11,328	$58,410	$19,273	$39,137
Trade names	1,020	542	478	2,180	792	1,388
Technology	2,580	2,177	403	9,946	4,316	5,630
Noncompete agreements	2,011	1,665	346	2,012	1,705	307
Favorable lease	—	—	—	1,137	93	1,044

Total	$32,145	$19,590	$12,555	$73,685	$26,179	$47,506

Amortization expense for acquired intangible assets totaled $2.2 million, $2.7 million and $6.6 million in 2010, 2011 and 2012, respectively.

The estimated expected amortization expense in future periods at December 31, 2012 is as follows (dollars in thousands):

2013	$8,667
2014	7,947
2015	6,451
2016	5,381
2017	5,068
Thereafter	13,992

Total	$47,506

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
(5)	Accounts Receivable

Accounts receivable at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Trade receivables	$11,128	$14,965
Unpaid amounts for benefit services	4,588	8,362

	15,716	23,327
Less allowance for doubtful accounts	(69)	(403)

Accounts receivable, net	$15,647	$22,924

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
(6)	Property and Equipment

Property and equipment at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Computers and equipment	$8,799	$10,877
Software and development costs	43,922	54,274
Furniture and fixtures	3,046	3,291
Leasehold improvements	6,752	7,039

	$62,519	$75,481
Less accumulated depreciation and amortization	(43,505)	(50,704)

Property and equipment, net	$19,014	$24,777

During 2010, 2011 and 2012, the Company capitalized software development costs of $5.5 million, $8.3 million and $10.5 million, respectively. Amortization expense related to capitalized software development costs was $5.6 million, $6.0 million, and $6.7 million for 2010, 2011, and 2012 respectively. These costs are included in amortization and change in contingent consideration in the accompanying consolidated statements of operations. At December 31, 2012, the unamortized software development costs included in property and equipment in the accompanying consolidated balance sheet was $18.7 million.

Total depreciation expense, including amortization of internal use software, for the years ended December 31, 2010, 2011 and 2012 was $9.7 million, $9.2 million and $9.7 million, respectively.

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Expenses
(7)	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Accounts payable	$910	$2,020
Payable to benefit providers and transit agencies	6,491	17,519
Accrued payables	5,843	6,239
Accrued compensation and related benefits	6,926	12,153
Other accrued expenses	792	1,994
Deferred revenue	453	2,109

Accounts payable and accrued expenses	$21,415	$42,034

The increase in payable to benefit providers and transit agencies is due to the TransitChek acquisition.

Debt	12 Months Ended
Dec. 31, 2012
Debt
(8)	Debt

In the fourth quarter of 2012, the Company entered into a Credit Agreement, or Revolver, with Union Bank, N.A., or UB to amend and restate the Company’s existing credit facility and increase the aggregate principal amount that could be borrowed to $75.0 million from $50.0 million. As of December 31, 2012, the Company had $44.6 million outstanding under the Revolver with UB. UB had issued a letter of credit for $5.4 million in the first quarter of 2012 related to a contingent payment for the TC acquisition. In the third quarter of 2012, the Company used its existing cash to pay the $5.4 million and the letter of credit was allowed to expire. As collateral for the Revolver, the Company granted UB a security interest in all of the Company’s assets. All of the Company’s material existing and future subsidiaries are required to guaranty the Company’s obligations under the Revolver. Such guarantees by existing and future material subsidiaries are and will be secured by substantially all of the property of such material subsidiaries.

Under the amended terms of the Revolver, each new loan under the credit facility bears interest at a fluctuating rate per annum equal to a base rate determined in accordance with the credit agreement, plus 0.25%, or, at the Company’s option, an interest rate equal to the LIBOR rate determined in accordance with the credit agreement, plus 2.50%. The interest rate applicable to loans outstanding at December 31, 2012 ranged from 2.81% to 3.23%. Principal, together with all accrued and unpaid interest, is due and payable on December 31, 2015.

The Revolver contains customary affirmative and negative covenants and also has financial covenants relating to a liquidity ratio, a ratio of indebtedness to EBITDA, a debt service coverage ratio and a minimum consolidated net worth covenant. The Company is obligated to pay customary commitment fees and letter of credit fees for a facility of this size and type.

The Revolver contains customary events of default, including, among others, payment defaults, covenant defaults, inaccuracy of representations and warranties, cross-defaults to other material indebtedness, judgment defaults, a change of control default and bankruptcy and insolvency defaults. Under certain circumstances, a default interest rate will apply on all obligations during the existence of an event of default under the loan agreement at a per annum rate of interest equal to 2.00% above the applicable interest rate. Upon an event of default, the lenders may declare the outstanding obligations payable by the Company to be immediately due and payable and exercise other rights and remedies provided for under the credit facility.

Warrants	12 Months Ended
Dec. 31, 2012
Warrants
(9)	Warrants

(a) Warrant to Purchase Common Stock

On September 27, 2007, the Company granted ORIX a warrant for 75,000 shares of Common Stock at a purchase price of $8.20 per share in connection with a debt facility that was repaid in December 2009.

On October 29, 2012, the Company issued and sold 42,834 shares of Common Stock to ORIX pursuant to the cashless net exercise of ORIX’s warrant. The number of shares issued upon the net exercise of the warrant was reduced by 32,166 shares to effect the net exercise of the warrant in accordance with its terms.

(b) Lender Warrant

On May 23, 2005, the Company entered into a Senior Loan and Security Agreement with Hercules (the “Hercules Debt”). On September 27, 2007, the Company repaid the loan to Hercules. In connection with the Hercules Debt financing, the Company granted Hercules a warrant to purchase 423,529 shares of Series C Redeemable Preferred Stock at a purchase price of $4.25 per share. The warrant is exercisable, in whole or in part, for a period ending November 2013. Upon the automatic conversion of the Company’s preferred stock into common stock in connection with the closing of the Company’s IPO on May 15, 2012, the Lender Warrant became exercisable for 211,764 shares of common stock at a purchase price of $8.50 per share. The Company performed the final re-measurement of the Lender Warrant at the closing date and the Lender Warrant was then reclassified from liability to equity. As the warrant is no longer exercisable into shares of redeemable preferred stock but into shares of common stock which is non-redeemable, the Company will no longer record any mark-to-market changes in the fair value of the warrant in the statements of operations. The Company recorded a mark-to-market loss of $0.4 million for the year ended December 31, 2010 and a mark-to-market gain of $0.4 million for the year ended December 31, 2011. At the closing date of the IPO in 2012, the Company recorded a mark-to-market gain of $0.4 million. The fair value of the Lender Warrant at the final re-measurement date was approximately $0.7 million. The warrant does not entitle the holder to any voting rights or other rights as a stockholder of the Company prior to exercise.

(c) Investor Warrants

On December 28, 2009, in connection with the Company entering into certain convertible note agreements with several existing Preferred Stockholders, the Company granted to the instrument holders warrants, or Investor Warrants, to purchase Series E Preferred Stock (later amended to Series E-1 Preferred Stock).

Upon the automatic conversion of the Company’s preferred stock into common stock in connection with the closing of the Company’s IPO on May 15, 2012, the Investor Warrants became exercisable for 4,366,803 shares of common stock.

In November 2012, the Company issued common shares, net of shares withheld, in connection with the exercise of the Investor Warrants by certain stockholders. The common shares were issued at an exercise price of $4.58 per share. Following this exercise, there are remaining warrants held by stockholders to acquire 472,736 of common shares. The following table summarizes the warrant activity related to the Investor Warrants during 2012:

Date	Exercise Price per Share	Warrants Exercised	Shares Withheld	Total Shares Issued	Proceeds Received
	(Dollars in thousands, except per share data)
October 12, 2012*	$4.58	369,879	—	369,879	$1,694
October 25, 2012	$4.58	10,057	—	10,057	$46
November 14, 2012**	$4.58	3,514,131	(854,512)	2,659,619	$—

*	The October 12, 2012 warrant exercise was made in connection with our follow-on public offering (See Note 1).

**	The warrant was net exercised at a fair market value of $18.84 per share, resulting in the Company withholding 854,512 shares to settle the exercise price owed by exercising stockholders.

Redeemable and Convertible Preferred Stock	12 Months Ended
Dec. 31, 2012
Redeemable and Convertible Preferred Stock
(10)	Redeemable and Convertible Preferred Stock

Upon the closing of the IPO in May 2012, all outstanding redeemable and convertible preferred stock was converted into shares of common stock which is non-redeemable as shown below. We performed the final re-measurement of the redemption value of the redeemable preferred stock at the effective date and the redeemable preferred stock was then reclassified from the mezzanine level of the consolidated balance sheet into equity. Subsequent to the effective date, we will no longer record accretion of redeemable preferred shares. The convertible preferred stock was converted into shares of common stock at the following contractual conversion ratios:

	Shares Outstanding	Number of shares of Common Stock Received Upon Conversion
Series A	50,000	42,603
Series A-1	1,725,792	2,537,916
Series A-2	998,661	850,923
Series B	14,870,179	7,435,088
Series C	5,882,353	2,941,171
Series D	2,465,514	1,232,659
Series E	5,294,514	2,647,252

As of the closing date of the IPO, no dividends were ever declared or paid.

Common Stock	12 Months Ended
Dec. 31, 2012
Common Stock
(11)	Common Stock

(a) Authorized Shares

On May 15, 2012, the certificate of incorporation was amended to authorize the issuance of 1.1 billion shares of capital stock. The total number of shares of common stock authorized was 1.0 billion shares.

(b) Initial Public Offering

On May 15, 2012, the Company closed its IPO. In connection with the IPO, the Company sold 7,475,000 shares of common stock to the public at a price of $9.00 per share, which included 975,000 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters. The Company received aggregate proceeds of $62.6 million from the initial public offering and the underwriters’ overallotment option, net of underwriters’ discounts and commissions.

Additionally, the Company incurred aggregate offering costs of $5.5 million related to the IPO. The aggregate proceeds from the IPO have been recorded in stockholders’ equity, net of the offering costs, which have been reclassified from prepaid expenses and other current assets and offset against additional paid-in capital.

On October 9, 2012, the Company closed its follow-on public offering and sold 1,000,000 shares of common stock at a price of $17.50 per share, which raised $15.5 million, net of underwriters’ discounts and commissions and estimated offering costs. Certain selling stockholders, including VantagePoint, sold 5,000,000 shares of common stock in the offering, including 338,566 shares of common stock which were issued upon the exercise of outstanding warrants. In addition, the underwriters exercised their overallotment option to purchase 900,000 additional shares from the selling stockholders, including 31,313 shares of common stock which were issued upon the exercise of outstanding warrants. The Company did not receive any proceeds from the sale of shares by the selling stockholders other than $1.7 million representing the exercise price of the warrants that were exercised by a selling stockholder in connection with the offering.

Upon the closing of the Company’s IPO, our certificate of incorporation, bylaws and stockholder agreement between the Company and funds affiliated with VantagePoint Capital Partners (VantagePoint), provide for a number of board of director, stockholder and related governance matters.

Funds affiliated with VantagePoint owned approximately 36.8% of the Company’s outstanding common stock at December 31, 2012.

The following actions by the Company will require the approval of VantagePoint for so long as VantagePoint owns at least 25% or more of the Company’s outstanding shares of common stock: (i) any amendment of the Company’s bylaws; (ii) the issuance of any securities with economic rights senior to the Company’s common stock or with voting rights different than the Company’s common stock, subject to certain exceptions; (iii) the incurrence or guarantee of any debt in excess of $20.0 million; (iv) the issuance of equity or debt, or any securities convertible into equity or debt, for consideration in excess of 12.5% of the Company’s market capitalization (as determined by the average trading price of the Company’s common stock over the 30 trading days prior to approval by the Company’s board of directors of such issuance); (v) the acquisition or disposition of stock or assets, including through a license or lease, for consideration in excess of 12.5% of the Company’s market capitalization (as determined by the average trading price of the Company’s common stock over the 30 trading days prior to approval by the Company’s board of directors of such transaction); (vi) the adoption of a stockholder rights plan; (vii) the approval of any “golden parachute” or other compensatory plan contingent upon a change in control of the Company for any of the Company’s executive officers valued in excess of $1.0 million for an individual officer or $5.0 million for a group of officers, at the time such compensatory arrangement is adopted; and (viii) any change in the number of authorized directors.

Amendments or modifications of the Company’s certificate of incorporation and bylaws relating to VantagePoint’s rights can occur only with the approval of VantagePoint. VantagePoint and its representatives will have access to the Company’s books and records, subject to customary confidentiality and non-disclosure provisions and so long as VantagePoint owns more than 30% of the Company’s outstanding voting stock, a special meeting of the Company’s stockholders may be called by either VantagePoint or any two members of the Company’s board of directors, whether or not VantagePoint designees. So long as VantagePoint owns at least 40% of the Company’s outstanding voting stock, the Company’s stockholders may act by written consent to change the number of authorized directors, remove a director without cause or fill a vacancy on the Company’s board of directors.

VantagePoint will have the right to designate (and remove or replace) three members of the Company’s board of directors if VantagePoint owns at least 50% or more of the Company’s outstanding shares. VantagePoint will continue to have a right to designate (and remove or replace) two members of the Company’s board of directors if VantagePoint owns between 20% and 50% of the Company’s outstanding shares and will have a right to designate (and remove or replace) one member of the Company’s board of directors if VantagePoint owns between 10% and 20% of the Company’s outstanding shares. VantagePoint shall also have the right to select one of its board designees to serve on the Company’s compensation committee, the Company’s nominating and corporate governance committee and any other special committee of the Company’s board of directors so long as it continues to hold at least 10% of the Company’s outstanding shares.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
(12)	Employee Benefit Plans

(a) Employee Stock Option Plan

The Company’s stock option program is a long-term retention program that is intended to attract, retain, and provide incentives for talented employees, officers and directors, and to align stockholder and employee interests. The Company considers its option program critical to its operation and productivity.

Currently, the Company grants options from the 2010 Equity Incentive Plan (2010 Plan). The Company’s 2010 Plan was adopted on May 26, 2010, and the Company has reserved for issuance under the 2010 Plan 1.5 million common stock shares at December 31, 2012. Under the 2010 Plan, options can be granted to all employees, including executive officers, outside consultants and non-employee directors.

The Company’s 2000 Stock Option/Stock Issuance Plan adopted in June 2000, as amended and restated, (2000 Plan), provides for the issuance of options and other stock-based awards. The Company has reserved for issuance under the 2000 Plan 3.2 million common stock shares at December 31, 2012. The Company issues new shares upon the exercise of stock options. Any forfeitures or shares remaining under the plan are canceled and not available for reissue.

Options under the 2000 and the 2010 Plan, or the Plans, are generally for periods not to exceed 10 years and must be issued at prices not less than 85% of the estimated fair value of the shares of Common Stock on the date of grant as determined by the plan administrator. Options become vested and exercisable at such times and under such conditions as determined by the board of directors. Options generally vest over four years with 25% vesting after one year and the balance vesting monthly over the remaining period.

In the first quarter of 2012, the Company granted a total of 320,000 performance option awards to certain executives of the Company. The performance option awards are subject to potential early vesting based upon the achievement of certain milestones as follows: 25% to vest upon an initial public offering, 25% to vest upon achieving a revenue growth rate of at least 8% per year for two consecutive years, and an additional 50% will vest upon the achievement on an initial public offering and achieving consecutive growth rates.

In the third quarter of 2012, the Company granted a total of 37,500 performance option award to an executive of the Company. The performance option award is subject to the following vesting criteria: None of the options shall vest until September 18, 2019, provided however, that the shares shall immediately vest and become exercisable upon the achievement of the following milestone: the shares shall immediately vest and become exercisable upon achieving a revenue growth rate of at least 10% per year for two consecutive years.

Stock-based compensation is classified in the consolidated statements of operations in the same expense line items as cash compensation. None of the stock-based compensation cost was capitalized as amounts were immaterial. Amounts recorded as expense in the consolidated statements of operations are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$312	$219	$282
Technology and development	282	256	323
Sales and marketing	422	391	476
General and administrative	1,388	1,378	2,669

Total	$2,404	$2,244	$3,750

As of December 31, 2012, there was $6.0 million of total unrecognized compensation cost related to unvested stock-based employee compensation arrangements that are expected to vest. The cost is expected to be recognized over a weighted average period of approximate 3.61 years, as of December 31, 2012.

The following table summarizes the weighted-average fair value of stock options granted:

	Year Ended December 31,
	2010	2011	2012
Stock options granted (in thousands)	1,137	139	983
Weighted average fair value at date of grant	$2.88	$6.09	$5.83

Stock option activity for the year ended December 31, 2011 and 2012 is as follows (shares in thousands):

	Shares	Weighted average exercise price	Remaining contractual term (years)	Aggregate intrinsic value (dollars in thousands)
December 31, 2010	4,507	$7.16	7.51	$17,213
Granted	139	11.24
Exercised	(20)	1.33
Forfeited	(86)	7.89

Outstanding as of December 31, 2011	4,540	$7.29	6.62	$10,888

Vested and expected to vest at December 31, 2011	4,327	$7.28	6.54	$10,008
Exercisable at December 31, 2011	4,540	$7.29	6.62	$10,888
Granted	983	10.66
Exercised	(702)	6.26
Forfeited	(206)	8.34

Outstanding as of December 31, 2012	4,615	$8.11	6.54	$44,801

Vested and expected to vest at December 31, 2012	4,559	$8.04	6.53	$26,344
Exercisable at December 31, 2012	3,549	$7.52	5.83	$30,277

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was less than one hundred thousand dollars, $0.2 million and $8.1 million, respectively. Cash received from option exercise under all share-based payment arrangements for both the years ended December 31, 2010 and 2011 was less than one hundred thousand dollars and $4.4 million for the year ended December 31, 2012. The actual tax benefit realized for the gross tax deductions from option exercise of the share-based payment arrangements totaled less than one hundred thousand dollars for the both the years ended December 31, 2010 and 2011, and $3.2 million for the year ended December 31, 2012.

(b) Valuation Assumptions

The Company calculated the fair value of each option award on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2010	2011	2012
Weighted average fair value of underlying stock per share	$5.58	$11.24	$10.66
Expected volatility	48.33%	55.78%	52.79%
Risk-free interest rate	2.43%	2.58%	1.26%
Expected term	6.9 years	5.9 years	6.6 years
Dividend yield	—%	—%	—%

Stock-based compensation cost is measured at the grant date based on the fair value of the award. The determination of the fair value of stock-based awards on the date of grant using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. Expected volatility is determined using weighted average volatility of peer publicly traded companies. The risk-free interest rate is determined by using published zero coupon rates on treasury notes with remaining terms similar to the expected term on the options. The dividend yield of zero is based on the fact that the Company expects to invest cash in operations and has never paid cash dividends on Common Stock. The Company uses the “simplified” method to estimate expected term as determined under SAB 107 due to the lack of option exercise history as a public company.

The fair value of each option grant under the performance share option plan was estimated on the date of grant using the same option valuation model used for options granted under the employee share option plan and assumes that performance goals will be achieved. These awards will continue to vest through a term of 7 years from date of grant. As of December 31, 2012, 0.6 million shares were unvested.

Stock-based compensation expense is recognized in the consolidated statements of operations based on awards ultimately expected to vest, it is reduced for estimated pre-vest forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. In addition, ASC 718 requires that compensation cost recognized at any date must be at least equal to the amount attributable to options that are vested at that date. The Company calculates an adjustment of its compensation costs to the vested amounts on a quarterly basis. The pre-vesting of forfeitures is estimated based on weighted average historical forfeiture rates. Under the provisions of ASC 718, the Company will record additional expense if the actual forfeiture rate is lower than estimated, and will record a recovery of prior expense if the actual forfeiture rate is higher than estimated.

(c) Employee Stock Purchase Plan

Concurrent with the closing of our IPO in May 2012, the Company established the 2012 Employee Stock Purchase Plan (ESPP) which is intended to qualify under Section 423 of the Internal Revenue Code of 1986. The ESPP allows eligible employee participants to purchase shares of the Company’s common stock at a discount through payroll deductions. The Company’s executive officers and all of its other employees will be allowed to participate in the ESPP. A total of 500,000 shares of the Company’s common stock will be made available for sale under the ESPP. In addition, the ESPP provides for annual increases in the number of shares available for issuance under the ESPP on the first day of each fiscal year beginning with the 2012 fiscal year, equal to the least of:

•	500,000 shares of common stock;

•	1% of the outstanding shares of our common stock as of the last day of our immediately preceding fiscal year; or

•	such other amount as may be determined by the board.

Under the ESPP, employees are eligible to purchase common stock through payroll deductions of up to 25% of their eligible compensation, subject to any plan limitations. The ESPP has four consecutive offering periods of approximately three months in length during the year and the purchase price of the shares will be 85% of the lower of the fair value of our common stock on the first trading day of the offering period or on the last day of the offering period.

(d) 401(k) Plan

The Company participates in the WageWorks 401(k) Plan, or 401(k) Plan, a tax-deferred savings plan covering all of its employees working more than 1,000 hours per year. Employees become participants in the 401(k) Plan on the first day of any month following the first day of employment. Eligible employees may contribute up to 85% of their compensation to the 401(k) Plan, limited to the maximum allowed under the Internal Revenue Code, or the Code. The Company, at its discretion, may match up to 25% of the first 6% of employees’ contributions and may make additional contributions to the 401(k) Plan. The Company contributed approximately $0.3 million for both 2010 and 2011 and $0.7 million for 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
(13)	Income Taxes

The Company provides for income taxes using an asset and liability approach, under which deferred income taxes are provided based upon enacted tax laws and rates applicable to periods in which the taxes become payable. The Company is subject to income taxes in the U.S. federal and various state jurisdictions. Presently, there is no income tax examination going on in the jurisdictions where the Company operates.

The components of the provision for income taxes for the years ended December 31, 2010, 2011 and 2012 are as follows (dollars in thousands):

	2010	2011	2012
Current:
Federal	$—	$—	$(1,667)
State	(130)	(330)	(635)

	$(130)	$(330)	$(2,302)

Deferred:
Federal	1,404	17,854	(4,757)
State	(70)	2,344	(67)

	1,334	20,198	(4,824)

Total (provision) benefit for income taxes	$1,204	$19,868	$(7,126)

Deferred tax assets (liabilities) as of December 31, 2011 and 2012 consist of the following (dollars in thousands):

	2011	2012
Deferred tax assets:
Current:
Accruals and reserves	$1,291	$1,985
Net operating loss carryforwards	—	9,870

Deferred tax assets-current	1,291	11,855

Noncurrent:
Net operating loss carryforwards	17,139	4,255
Stock-based compensation	3,534	3,827
R&D and other credits	1,261	1,532
Property and equipment	1,000	286
Reserves-noncurrent	525	290

Deferred tax assets-noncurrent	23,459	10,190

Gross deferred tax assets	24,750	22,045

Deferred tax liabilities:
Noncurrent
Intangibles	(4,065)	(9,540)
Goodwill	(2,416)	(3,100)

Gross deferred tax liabilities	(6,481)	(12,640)

Net deferred tax assets and liabilities:
Net deferred tax assets-current	1,291	11,855
Net deferred tax assets (liabilities)	16,978	(2,450)

Total net deferred tax assets	$18,269	$9,405

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2010, 2011 and 2012:

Tax provision (benefit) at U.S. statutory rate	(34)%	34%	35%
State income taxes, net of federal benefit	4	4	3
Warrants	31	(1)	—
Permanent items	—	8	4
R&D credits	—	(1)	—
Change in valuation allowance	(8)	(193)	—
Other	—	1	(2)

Provision (benefit) for tax	(7)%	(148)%	40%

The Company’s accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of the Company’s deferred tax assets. Assessing the realizability of deferred tax assets is dependent upon several factors, including the likelihood and amount, if any, of future taxable income in relevant jurisdictions during the periods in which those temporary differences become deductible. The Company’s management forecasts taxable income by considering all available positive and negative evidence including its history of operating income or losses and its financial plans and estimates which are used to manage the business. These assumptions require significant judgment about future taxable income. The amount of deferred tax assets considered realizable is subject to adjustment in future periods if estimates of future taxable income are reduced.

At December 31, 2012, unrecognized tax benefits approximated $2.5 million, which would impact the income tax expense if recognized. Included in the balance at December 31, 2012 is $0.1 million of current year tax positions, which would affect the Company’s income tax expense if recognized. As of December 31, 2012, the Company has no uncertain tax positions that would be reduced as a result of a lapse of the applicable statute of limitations in the following year. The Company does not anticipate that any adjustments would result in a material change to its financial position. For the years ended December 31, 2010, 2011 and 2012, the Company did not recognize interest or penalties related to unrecognized tax benefits.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
	2010	2011	2012
	(In thousands)
Balance, beginning of year	$1,630	$1,994	$2,321
Increase in tax positions for prior years	117	24	15
Decrease in tax positions for prior years	—	—	—
Settlements	—	—	—
Lapse in statute of limitations	—	—	—
Increase in tax positions for current year	247	303	142

Balance, end of year	$1,994	$2,321	$2,478

The Company files income tax returns in the U.S. federal jurisdiction and various states jurisdictions. As a result of the Company’s net operating loss carryforwards, the 2000 through 2012 tax years are open and may be subject to potential examination in one or more jurisdictions.

At December 31, 2012, the Company had federal and state operating loss carryforwards of approximately $38.2 million and $36.9 million, respectively, available to offset future regular and alternative minimum taxable income. The Company’s federal net operating loss carryforwards expire in the years 2023 through 2029, if not utilized. The state net operating loss carryforwards expire in the years 2017 through 2031. The federal and state amounts include tax deduction benefits related to stock options in the amount of $2.7 million and $1.2 million, respectively, that will be booked to additional paid-in capital and that will benefit the tax provision when utilized.

The Company also has tax deductible goodwill related to asset acquisitions. The cumulative amount of amortization deductions through 2012 is $9.3 million

The American Taxpayer Relief Act of 2012, or the Act, was enacted on January 2, 2012. The Act reinstated the research and development credit retroactively to January 1, 2012 and extended it through 2013. As the law enactment is a subsequent event, no tax benefit from claiming the federal research and development credit has been considered for 2012.

In addition, the Company had federal and California research and development credit carryforwards of approximately $2.6 million and $1.4 million respectively, available to offset future tax liabilities. The federal research credit carryforwards expire beginning in the years 2022 through 2031, if not fully utilized. The California tax credit carryforward can be carried forward indefinitely.

The Company’s ability to utilize the net operating losses and tax credit carryforwards are subject to limitations in the event of an ownership change as defined in Section 382 of the Internal Revenue Code (“IRC”) of 1986, as amended, and similar state tax law. In general, an ownership change occurs if the aggregate stock ownership of certain stockholders increases by more than 50 percentage points over such stockholders’ lowest percentage ownership during the testing period (generally three years). The Company completed Section 382 studies through December 31, 2011, and updated the analysis encompassing all common stock transactions through October 9, 2012, the date of the Company’s follow-on public offering and has concluded that an ownership change occurred in October 2012. There were no material common stock transactions between October 9, 2012 and December 31, 2012 that would have caused another ownership change. The ownership change did not result in a limitation of the Company’s utilization of its net operating loss or in its research and development credits expiring unused.

The Company elected to follow the tax law method of determining realization of excess tax benefits for stock based compensation in accordance with ASC 718. During 2012, the Company has benefited from the excess stock option deduction of approximately $4.8 million before net operating loss utilization and accordingly, credited additional paid in capital for approximately $1.9 million.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
(14)	Commitments and Contingencies

(a) Operating Leases

The Company leases office space and equipment under noncancelable operating leases with various expiration dates through 2023. Future minimum lease payments under noncancelable operating leases are as follows (dollars in thousands):

Operating leases
As of December 31, 2012
2013	$5,352
2014	3,990
2015	2,968
2016	1,594
2017	1,486
Thereafter	8,019

Total future minimum lease payments	$23,409

Rent expense in 2010, 2011 and 2012 was $2.3 million, $3.2 million and $4.5 million, respectively.

(b) Legal Matters

The Company is involved from time to time in claims that arise in the normal course of its business. The Company is not presently subject to any material litigation nor, to management’s knowledge, is any litigation threatened against the Company that collectively is expected to have a material adverse effect on the Company’s cash flows, financial condition or results of operations.

Related Party	12 Months Ended
Dec. 31, 2012
Related Party
(15)	Related Party

The National Flex Trust, or the Trust, established by a subsidiary of the Company, is to provide reimbursement of qualified expenses to plan participants under certain employer plans that have contracted with the Company to provide the plan services using a custodial account, or the Trust Account. The client is responsible for maintaining the employer plan for their participants, including the establishment of eligibility and paying all eligible claim amounts owed to their participants. The Company is an independent contractor engaged to perform administration services. As an administrator, the Company does not have the power to direct the activities of the Trust that would most significantly impact the Trust’s economic performance.

Under a Management Agreement for Services to the Trust, the Company is to provide services to the Trust, including accounting, treasury, tax, administration, and management. The Trust is to pay the Company monthly for the services provided based on plan participants and/or debit cards administered. For the past several years, the Trust’s earnings have been insufficient to cover these costs and, consequently, the Company has not recognized these fees during this period. Amounts due to the Company from the Trust for management services have been fully written off as of December 31, 2012. Trust expenses subsidized by the Company were $84,000, $112,000 and $82,000 in 2010, 2011 and 2012.

The Company has a long-term receivable due from the Trust totaling $1.0 million which the Trust holds with its banks, as a security deposit for the settlement of participant claims. The Company has recorded this receivable within Other Assets.

Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (unaudited)
(16)	Selected Quarterly Financial Data (unaudited)

	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues	$35,324	$33,861	$32,447	$34,005	$44,310	$43,777	$42,538	$46,657
Operating expenses:
Cost of revenues (excluding amortization of internal use software)	15,366	13,244	12,537	14,504	17,057	15,620	15,210	16,760
Sales and marketing, technology and development and general and administrative	14,103	13,760	13,299	13,937	19,027	19,214	18,635	21,153
Amortization and change in contingent consideration	2,493	2,682	2,985	3,167	4,438	4,094	3,713	3,429

Total operating expense	31,962	29,686	28,821	31,608	40,522	38,928	37,558	41,342
Income from operations	3,362	4,175	3,626	2,397	3,788	4,849	4,980	5,315
Other income (expense):
Interest income	11	9	7	9	10	9	14	3
Interest expense	(86)	(111)	(125)	(172)	(405)	(452)	(456)	(459)
Other, net	(110)	51	627	(217)	(11)	419	19	2

Income before income taxes	3,177	4,124	4,135	2,017	3,382	4,825	4,557	4,861
Income tax (provision) benefit	(148)	(253)	(234)	20,503	(1,372)	(1,601)	(2,034)	(2,119)

Net income	3,029	3,871	3,901	22,520	2,010	3,224	2,523	2,742
Accretion of redemption premium (expense) benefit	(2,768)	(2,924)	387	(904)	(1,523)	(778)	—	—

Net income attributable to common stockholders	$261	$947	$4,288	$21,616	$487	$2,446	$2,523	$2,742

Net income per share attributable to common stockholders:
Basic	$0.17	$0.62	$2.79	$14.02	$0.32	$0.17	$0.09	$0.09
Diluted	$0.02	$0.06	$0.17	$1.03	$0.02	$0.10	$0.08	$0.09
Shares Outstanding
Basic	1,532	1,535	1,536	1,542	1,546	14,268	26,755	29,761
Diluted	16,143	16,450	19,379	21,825	16,986	24,349	31,632	31,898

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT	12 Months Ended
Dec. 31, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

December 31, 2012, 2011 and 2010

	Balance Beginning of Year	Addition Charged to Costs and Expenses	(Deductions)/ Recoveries	Balance at End of Year
Allowance for doubtful accounts:
Year Ended December 31, 2012	$69	$539	$(205)	$403
Year Ended December 31, 2011	$415	$292	$(638)	$69
Year Ended December 31, 2010	$349	$64	$2	$415

All other financial statement schedules have been omitted because they are not applicable or the required information is shown in the Consolidated Financial Statements or Notes thereto.

Summary of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Business

Business

We are a leading on-demand provider of tax-advantaged programs for consumer-directed health, commuter and other employee spending account benefits, or CDBs, in the United States. We administer and operate a broad array of CDBs, including spending account management programs such as health and dependent care Flexible Spending Accounts, or FSAs, Health Savings Accounts, or HSAs, Health Reimbursement Arrangements, or HRAs, and commuter benefits, such as transit and parking programs.

We deliver our CDB programs through a highly scalable delivery model that employer clients and their employee participants may access through a standard web browser on any internet-enabled device including computers, smart phones and other mobile devices such as tablet computers. Our on-demand delivery model eliminates the need for our employer clients to install and maintain hardware and software in order to support CDB programs and enables us to rapidly implement product enhancements across our entire user base.

Our CDB programs assist employees and their families to save money by using pre-tax dollars to pay for certain of their healthcare and commuter expenses. Employers financially benefit from our programs through reduced payroll taxes, even after factoring in our fees. Under our FSA, HSA and commuter programs, employee participants contribute funds from their pre-tax income to pay for qualified out-of-pocket healthcare expenses not fully covered by insurance, such as co-pays, deductibles and over-the-counter medical products or for commuting costs.

The Company operates as a single reportable segment on an entity level basis. The Company generates revenue from the administration of healthcare, commuter and other employer sponsored tax-advantaged benefit services. The entity level is the aggregation of these three revenue streams.

Initial Public Offering

Initial Public Offering

On May 15, 2012, the Company closed its initial public offering (IPO). The offer and sale of all of the shares in the initial public offering were registered under the Securities Act pursuant to a registration statement on Form S-1, which was declared effective by the SEC on May 9, 2012 (the Effective Date). In connection with the IPO the Company sold 7,475,000 shares of common stock to the public at a price of $9.00 per share, which included 975,000 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters. The Company received aggregate proceeds of $62.6 million from the initial public offering and the underwriters’ overallotment option, net of underwriters’ discounts and commissions. Upon the closing of the IPO, all shares of the Company’s previously outstanding preferred stock automatically converted into shares of common stock and outstanding warrants to purchase the Company’s preferred stock automatically became exercisable for shares of common stock.

Follow-On Public Offering

Follow-On Public Offering

On October 9, 2012, the Company closed its follow-on public offering and sold 1,000,000 shares of common stock at a price of $17.50 per share, which raised $15.5 million, net of underwriters’ discounts and commissions and estimated offering costs. Certain selling stockholders, including VantagePoint, sold 5,000,000 shares of common stock in the offering, including 338,566 shares of common stock which were issued upon the exercise of outstanding warrants. In addition, the underwriters exercised their overallotment option to purchase 900,000 additional shares from the selling stockholders, including 31,313 shares of common stock which were issued upon the exercise of outstanding warrants. The Company did not receive any proceeds from the sale of shares by the selling stockholders other than $1.7 million representing the exercise price of the warrants that were exercised by a selling stockholder in connection with the offering.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Acquisitions of businesses are accounted for as business combinations, and accordingly, the results of operations of acquired businesses are included in the consolidated financial statements from the date of acquisition. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications	Reclassifications Certain immaterial prior period amounts within our consolidated balance sheet have been reclassified to conform to current period presentation.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates in these consolidated financial statements include allowances for doubtful accounts, valuation of intangible assets acquired including estimates of cash flows associated with the assets, asset impairments, useful lives for depreciation and amortization, loss contingencies, expired and unredeemed products, deferred tax assets, reserve for income tax uncertainties, the assumptions used for stock-based compensation, and contingent consideration associated with acquisitions and purchase accounting. Actual results could differ from those estimates. In making its estimates, the Company considers the current economic and legislative environment in the estimates and has considered those factors when reviewing the assumptions and estimates.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. Cash and cash equivalents, which consist of cash on deposit with banks and money market funds, are stated at cost. To the extent the Company’s contracts do not provide for any restrictions on the Company’s use of cash that it receives from clients the cash is recorded as cash and cash equivalents.

In all cases, the Company recognizes a related liability to its customers, classified as customer obligations in the accompanying consolidated balance sheets.

Restricted cash represents cash used to collateralize standby letters of credit. The current portion of restricted cash matures in 2013 and is therefore classified as a current asset at December 31, 2012.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurements and Disclosures, or ASC 820, provides a consistent framework to define, measure, and disclose the fair value of assets and liabilities in financial statements. ASC 820 establishes a three-level hierarchy priority for disclosure of assets and liabilities recorded at fair value. The ordering of priority reflects the degree to which objective prices in external active markets are available to measure fair value. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for measurement are observable or unobservable.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The contingent consideration payable related to the Planned Benefits Systems (PBS), Fringe Benefits Management (FBM), Choice Strategies (CS), Benefit Concepts, Inc. (BCI) and TransitCheck (TC) acquisitions (see Note 3) were recorded at fair value on the acquisition date and are adjusted quarterly to fair value. The increases or decreases in the fair value of contingent consideration payable can result from changes in anticipated revenue levels and changes in assumed discount periods and rates. As the fair value measure is based on significant inputs that are not observable in the market, they are categorized as Level 3.

The Lender Warrant (see Note 9) was recorded at fair value on the grant date and was adjusted quarterly to fair value. The Company valued the Lender Warrant using a Black-Scholes option-pricing model, which incorporates assumptions about underlying asset value, volatility, expected remaining life, and risk-free interest rate. These valuation assumptions were estimated based upon management’s judgment about the general industry environment. Since the valuation of the Lender Warrant involves significant unobservable inputs, it was categorized as Level 3 under the three-level hierarchy discussed above. Upon the completion of the Company’s IPO in May 2012 and the conversion of the Company’s outstanding shares of preferred stock into shares of common stock, the Lender Warrant, which was a warrant to purchase Series C redeemable convertible preferred stock, became exercisable for shares of common stock. As the warrant is no longer exercisable into shares of redeemable preferred stock, the warrant was reclassified from liability to equity and the Company will no longer record any mark-to-market changes in the fair value of the warrant in the statements of operations. The Company performed the final re-measurement of the Lender Warrant at the closing date of the Company’s IPO on May 15, 2012. The Lender Warrant was then reclassified from liability to equity on that date.

Other financial instruments not measured at fair value on the Company’s consolidated balance sheet at December 31, 2012, but which require disclosure of their fair values include: cash and cash equivalents (including restricted cash), accounts receivable, accounts payable and accrued expenses and debt under the line of credit with Union Bank, N.A. The estimated fair value of such instruments at December 31, 2012 approximates their carrying value as reported on the consolidated balance sheet. The fair value of all of these instruments are categorized as Level 2 of the fair value hierarchy, with the exception of cash, which is categorized as Level 1.

The following table provides a reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3) (dollars in thousands):

	Lender Warrant	Contingent Consideration PBS	Contingent Consideration FBM	Contingent Consideration CS	Contingent Consideration TC	Contingent Consideration BCI
Balances at December 31, 2010	$1,470	$6,361	$9,573	$—	$—	$—
Gains or losses included in earnings:
Gain on revaluation of warrant	(351)	—	—	—	—	—
Loss on revaluation of contingent consideration	—	1,437	1,255	—	—	—
Payment of contingent consideration for PBS	—	(2,000)	—	—	—	—
Payment of contingent consideration for FBM	—	—	(7,650)	—	—	—

Balances at December 31, 2011	$1,119	$5,798	$3,178	$—	$—	$—

Initial fair value of contingent consideration	—	—	—	11,054	5,314	11,772
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	—	—	—	—	—
Loss on revaluation of contingent consideration	—	1,062	542	645	86	—
Payment of contingent consideration	—	(6,860)	(546)	(5,211)	(5,400)	—
Reclassification of warrant to additional paid-in capital	(738)	—	—	—	—	—
Reduction in FBM contingent consideration due to post-purchase price adjustment	—	—	(2,316)	—	—	—
Reduction in FBM contingent consideration due to re-negotiated lease	—	—	(528)	—	—	—

Balances at December 31, 2012	$—	$—	$330	$6,488	$—	$11,772

In the first quarter of 2012, the Company re-negotiated its lease with Fringe Benefits Management Company, or FBMC, from whom the Company leases a facility in Florida. Both parties agreed to a reduction in the rental rate for the remainder of the lease term and subsequently amended their Shared Services Agreement. In connection with this lease re-negotiation, FBMC and the Company agreed to reduce the amount of contingent consideration due to FBMC in 2012 by $0.5 million. The Company is amortizing this amount over the remaining term of the lease.

Quantitative Information About Level 3 Fair Value Measurements

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration and Lender Warrant designated as Level 3 are as follows:

	Fair Value at December 31, 2012	Valuation Technique	Significant Unobservable Input
	(in thousands, unaudited)
Contingent consideration—FBM	$330	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—CS	$6,488	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—BCI	$11,772	Discounted cash flow	Annualized revenue and probability of achievement

Sensitivity To Changes In Significant Unobservable Inputs

As presented in the table above, the significant unobservable inputs used in the fair value measurement of contingent consideration related to the acquisitions are annualized revenue forecasts developed by the Company’s management and the probability of achievement of those revenue forecasts. Significant increases (decreases) in these unobservable inputs in isolation would result in a significantly lower (higher) fair value measurement.

Accounts Receivable

Accounts Receivable

Accounts receivable represent both amounts receivable in relation to fees for the Company’s services and unpaid amounts by customers for benefit services of participants provided by third-party vendors, such as transit agencies and healthcare providers. The Company provides for an allowance for doubtful accounts by reference to reserves for specific accounts. The Company reviews its allowance for doubtful accounts monthly. Accounts more than 30 days past due are reviewed weekly for collectability. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs for 2010, 2011 and 2012 were not significant.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation on computer and equipment and furniture and fixtures is calculated on a straight-line basis over the estimated useful lives of those assets, ranging from three to five years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful life or the lease term.

When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in operating expenses.

Maintenance and repairs are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized.

Software and Web Site Development Costs

Software and Web Site Development Costs

The Company recognizes internal use software and Web site development costs in accordance with FASB ASC Subtopic 350-40, Internal-Use Software, and FASB ASC Subtopic 350-50, Intangibles—Website Development Costs, respectively. As such, the Company expenses all costs incurred that relate to the planning and post implementation phases of development. Costs incurred in the development phase are capitalized and recognized over the technology’s estimated useful life, generally four years, as amortization in the accompanying consolidated statements of operations. Costs associated with the platform content or the repair or maintenance of the existing platforms are expensed as incurred.

The Company accounts for interest costs related to internal use software and Web site development costs in accordance with the provisions of FASB ASC Subtopic 835-20, Interest—Capitalization of Interest, which require capitalization of interest on major construction or acquisition projects where the financial statement effect of capitalization versus current expense recognition is likely to be material. Capitalized interest related to software and development costs was immaterial for all years.

Accounting for Impairment of Long-Lived Assets

Accounting for Impairment of Long-Lived Assets

In accordance with FASB ASC Subtopic 360-10, Property, Plant and Equipment, the Company evaluates the recoverability of property and equipment and other assets, including identifiable intangible assets with definite lives, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group, based on discounted cash flows. Assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell. Impairment adjustments related to software development costs were not significant for 2010, 2011 and 2012. There were no other impairments recorded for the remaining other long-lived assets for 2010, 2011 and 2012.

Acquisitions and Goodwill

Acquisitions and Goodwill

The Company has accounted for all of its acquisitions using the purchase method as required under the provisions of FASB ASC 805, Business Combinations, or ASC 805. The cost of acquisition is allocated to the assets acquired and liabilities assumed based on fair values at the date of acquisition. Goodwill represents the excess cost over the fair value of net assets acquired in the acquisition.

The Company performs a goodwill impairment test annually on December 31st and more frequently if events and circumstances indicate that the asset might be impaired. The impairment tests are performed in accordance with FASB ASC 350, Intangibles—Goodwill and Other, or ASC 350. The following are examples of triggering events (none of which occurred in 2011 or 2012) that could indicate that the fair value of a reporting unit has fallen below the unit’s carrying amount:

•	A significant adverse change in legal factors or in the business climate

•	An adverse action or assessment by a regulator

•	Unanticipated competition

•	A loss of key personnel

•	A more-likely than-not expectation that a reporting unit or a significant portion of a reporting unit will be sold or otherwise disposed of

An impairment loss is recognized to the extent that the carrying amount exceeds the reporting unit’s fair value. When reviewing goodwill for impairment, the Company assesses whether goodwill should be allocated to operating levels lower than the Company’s single operating segment for which discrete financial information is available and reviewed for decision-making purposes. These lower levels are referred to as reporting units. The Company’s chief operating decision maker, the Chief Executive Officer, does not allocate resources or assess performance at the individual healthcare, commuter or other revenue stream level, but rather at the operating segment level. Discrete financial information is therefore not maintained at the revenue stream level. The Company’s one reporting unit was determined to be the Company’s one operating segment.

The goodwill impairment analysis is a two-step process: first, the reporting unit’s estimated fair value is compared to its carrying value, including goodwill. If the Company determines that the estimated fair value of the reporting unit is less than its carrying value, the Company moves to the second step to determine the implied fair value of the reporting unit’s goodwill. If the carrying amount of the reporting unit’s goodwill exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the reporting unit in a manner similar to a purchase price allocation. In September 2011, the FASB issued new guidance intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. If impairment is deemed more likely than not, management would perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The amendments also expand upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company adopted the new guidance in the fourth quarter of 2012. In assessing the qualitative factors, the Company assesses relevant events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgments and assumptions. The judgment and assumptions include the identification of macroeconomic conditions, industry and market considerations, overall financial performance, Company specific events and share price trends and making the assessment on whether each relevant factor will impact the impairment test positively or negatively and the magnitude of any such impact. Based on the qualitative evaluation performed, management determined that it is not more likely than not that goodwill is impaired and the two-step goodwill impairment test was not deemed necessary.

To date, the Company has not made any impairment adjustments to goodwill as the fair value of its reporting unit in all prior years has always exceeded its carrying value by a significant amount.

Income Taxes

Income Taxes

The Company reports income taxes in accordance with FASB ASC 740, Income Taxes, which requires an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities arise from the differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will actually be paid or refunds received, as provided under current enacted tax law. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance reduces the deferred tax assets to the amount that is more likely than not to be realized.

The Company uses financial projections to support its net deferred tax assets, which contain significant assumptions and estimates of future operations. If such assumptions were to differ significantly, it may have a material impact on the Company’s ability to realize its deferred tax assets. At the end of each period, the Company assesses the ability to realize the deferred tax benefits. If it is more likely than not that the Company would not realize the deferred tax benefits, then the Company would establish a valuation allowance for all or a portion of the deferred tax benefits.

Under ASC Subtopic 740-10, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained on examination by the taxing authorities, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to uncertain tax positions in income tax expense.

Revenue Recognition

Revenue Recognition

The Company reports revenue based on the following product lines: Healthcare, Commuter, and Other services. Healthcare and Commuter include revenues generated from benefit service fees based on client employee (known as participant) participation levels and interchange and other commission revenues. Interchange and other commission revenues are based on a percentage of total healthcare and commuter dollars transacted pursuant to written purchase agreements with certain vendors and banks. Other revenue includes services related to Consolidated Omnibus Budget Reconciliation Act, or COBRA, enrollment and eligibility, non-healthcare, and employee account administration (i.e., tuition and health club reimbursements) and project-related professional services.

The Company recognizes all revenue streams in accordance with FASB ASC 605, Revenue Recognition. As such, the Company recognizes revenue when collectability is reasonably assured, service has been performed, persuasive evidence of an arrangement exists, and there is a fixed or determinable fee.

Benefit service fees are recognized on a monthly basis as services are rendered and earned under service arrangements where fees and commissions are fixed or determinable and collectability is reasonably assured. Benefit service fees are based on a fee for service model (e.g., monthly fee per participant) in which revenue is recognized on a monthly basis as services are rendered under price quotations or service agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties. Fees received for initial setup of new clients and annual renewal fees are deferred and recognized on a monthly basis as services are rendered over the agreed benefit period. The initial setup fees are not considered separable from the ongoing services provided for which benefit service fees are earned.

Vendor and bank interchange revenues are attributed to revenue sharing arrangements the Company enters into with certain banks and card associations, whereby the Company shares a portion of the transaction fees earned by these financial institutions on debit cards the Company issues to its employee participants based on a percentage of total dollars transacted as reported on third-party reports. Commission revenue entails the Company purchasing passes on behalf of its employee participants from various transit agencies and due to the significant volume of purchases, the Company receives commissions on these passes which the Company records on a net basis. Commission revenue is recognized on a monthly basis as transactions are placed under written purchase agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties. In addition, the Company recognizes revenue on our estimate of passes that will expire unused over the estimated useful life of the passes, as the amounts paid for these passes are nonrefundable to both the employer client and the employee participant.

Professional service fees are related to projects provided to the Company’s existing employer clients that last up to two months to accommodate their changing reporting and file transfer requirements and recognized upon completion of services and projects. These projects are discrete contracts and are not entered into contemporaneously with any other services the Company provides. The professional services are rendered with written price quotations or service agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties and where fees are fixed or determinable and collectability is reasonably assured.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation costs in accordance with FASB ASC 718, Compensation—Stock Compensation, (ASC 718). Under ASC 718, stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award at that date, and is recognized as expense over the employee’s requisite service period (generally over the vesting period of the award) on a straight-line basis.

ASC 718 requires the benefits of tax deductions in excess of the compensation cost recognized for those options to be classified as financing cash inflows rather than operating cash inflows. There were no material excess tax benefits in the years ended December 31, 2010 and 2011 and $1.9 million of excess tax benefits in the year ended December 31, 2012.

Accretion of Redemption Premium

Accretion of Redemption Premium

We accounted for redemption premium by recording accretion charges reflecting the changes in the redemption value of certain of our series of redeemable preferred stock over the period from the date of issuance to the earliest redemption date. Upon the closing date of our IPO in May 2012, all outstanding redeemable preferred shares were converted into shares of common stock which is non-redeemable. We performed the final re-measurement of the redemption value of the redeemable preferred stock at the effective date and the redeemable preferred stock was then reclassified from the mezzanine level of the consolidated balance sheet into equity at the closing of the IPO. We therefore did not record accretion of redeemable preferred shares during the third and fourth quarters of 2012.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update, or ASU 2010-28, Intangibles—Goodwill and Other (Topic 350)—When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist such as if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company adopted ASU 2010-28 in fiscal 2012 and this adoption did not have a significant impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued Accounting Standards Update, or ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The guidance in ASU 2011-08 is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. If impairment is deemed more likely than not, management would perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The amendments also expand upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments add examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 did not have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued Accounting Standards Update, or ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test for indefinite-lived intangible assets. An organization that elects to perform a qualitative assessment no longer is required to perform the quantitative impairment test for an indefinite-lived intangible asset if it is more likely than not that the asset is not impaired. The ASU, which applies to all public, private, and not-for-profit organizations, is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of ASU 2012-02 in the first quarter of 2013 will not have a significant impact on the Company’s financial position or results of operations.

Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation Between Beginning and Ending Balances of Items Measured at Fair Value on Recurring Basis that Used Significant Unobservable Inputs

The following table provides a reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3) (dollars in thousands):

	Lender Warrant	Contingent Consideration PBS	Contingent Consideration FBM	Contingent Consideration CS	Contingent Consideration TC	Contingent Consideration BCI
Balances at December 31, 2010	$1,470	$6,361	$9,573	$—	$—	$—
Gains or losses included in earnings:
Gain on revaluation of warrant	(351)	—	—	—	—	—
Loss on revaluation of contingent consideration	—	1,437	1,255	—	—	—
Payment of contingent consideration for PBS	—	(2,000)	—	—	—	—
Payment of contingent consideration for FBM	—	—	(7,650)	—	—	—

Balances at December 31, 2011	$1,119	$5,798	$3,178	$—	$—	$—

Initial fair value of contingent consideration	—	—	—	11,054	5,314	11,772
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	—	—	—	—	—
Loss on revaluation of contingent consideration	—	1,062	542	645	86	—
Payment of contingent consideration	—	(6,860)	(546)	(5,211)	(5,400)	—
Reclassification of warrant to additional paid-in capital	(738)	—	—	—	—	—
Reduction in FBM contingent consideration due to post-purchase price adjustment	—	—	(2,316)	—	—	—
Reduction in FBM contingent consideration due to re-negotiated lease	—	—	(528)	—	—	—

Balances at December 31, 2012	$—	$—	$330	$6,488	$—	$11,772

Significant Unobservable Inputs Used in Fair Value Measurement of Contingent Consideration and Lender Warrant

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration and Lender Warrant designated as Level 3 are as follows:

	Fair Value at December 31, 2012	Valuation Technique	Significant Unobservable Input
	(in thousands, unaudited)
Contingent consideration—FBM	$330	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—CS	$6,488	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—BCI	$11,772	Discounted cash flow	Annualized revenue and probability of achievement

Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Net Income Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Common Stockholders:

	Year Ended December 31,
	2010	2011	2012
	(in thousands, except per share data)
Numerator (basic and diluted):
Net income (loss)	$(17,250)	$33,321	$10,499
Less: accretion of redemption premium expense	(6,740)	(6,209)	(2,301)

Net income (loss) attributable to common stockholders for basic EPS	$(23,990)	$27,112	$8,198

Add back: accretion of redemption premium related to dilutive redeemable preferred stock	—	1,587	(260)

Net income (loss) attributable to common stockholders for diluted EPS	$(23,990)	$28,699	$7,938

Denominator (basic):
Weighted average common shares outstanding	1,528	1,536	18,138

Denominator (diluted):
Weighted average common shares outstanding	1,528	1,536	18,138
Dilutive stock options and awards outstanding	—	1,010	1,377
Weighted average common shares from stock warrants	—	2,500	403
Weighted average common shares from preferred stock	—	15,040	4,496

Net weighted average common shares outstanding	1,528	20,086	24,414

Net income (loss) per share attributable to holders of common stock:
Basic	$(15.70)	$17.65	$0.45
Diluted	$(15.70)	$1.43	$0.33

Diluted Net Income Per Share Does Not Include Effect of Anti-Dilutive Common Equivalent Shares

Diluted net income (loss) per share does not include the effect of the following anti-dilutive common equivalent shares (in thousands):

	Year Ended December 31,
	2010	2011	2012
Stock options outstanding	4,507	152	31
Common equivalent shares from stock warrants	4,653	—	—
Common shares from convertible preferred stock	17,688	2,648	2,077

Total common stock equivalents	26,848	2,800	2,108

Acquisitions and Channel Partner Arrangement (Tables)	12 Months Ended
Dec. 31, 2012
Other Net Assets Acquired

Other net assets acquired in the acquisition of TC primarily related to the following (in millions):

Amount
Cash	$48.3
Restricted cash	0.5
Accounts receivable	0.9
Inventory	3.9
Prepaids and other assets	0.1
Property and equipment	1.4
Customer obligations	(51.0)
Accounts payable and accrued expenses	(2.4)

Total allocation to purchase price	$1.7

Choice Care Card, LLC Acquisition
Summary of Allocation of Purchase Price of Acquisition

The following table summarizes the allocation of the purchase price at the date of acquisition (in millions):

	Amount	Weighted Average Useful Life (in years)
Other net assets acquired	$0.6
Customer relationships	9.2	10
Developed technology	0.6	2
Goodwill	9.4

Total allocation of purchase price	$19.8

TransitChek Acquisition
Summary of Allocation of Purchase Price of Acquisition

The following table summarizes the allocation of the purchase price at the date of acquisition (in millions):

	Amount	Weighted Average Useful Life (in years)
Other net assets acquired	$1.7
Customer relationships	8.8	8.7
Developed technology	4.4	3.0
Trade names	0.9	10.0
Favorable lease	1.1	11.0
Goodwill	20.2

Total allocation of purchase price	$37.1

Pro Forma Financial Information Presents Consolidated Results of Operation

The following unaudited pro forma financial information presents the consolidated results of operations of the Company and TC as if the acquisition had occurred at the beginning of fiscal 2011 with pro forma adjustments to give effect to amortization of intangible assets and an increase in interest expense due to financing costs in connection with the acquisition. The pro forma financial information is presented for informational purposes only and may not be indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the related fiscal years.

	Year Ended December 31,
	2011	2012
	(In thousands, except per share data)
	(unaudited)
Total revenue	$166,820	$179,082
Net income attributable to common stockholders	$35,256	$7,927
Net income per share attributable to common stockholders:
Basic	$22.95	$0.44
Diluted	$1.76	$0.32

Benefit Concepts, Inc.
Summary of Allocation of Purchase Price of Acquisition

The following table summarizes the consideration for BCI and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date.

Goodwill	$19.0
Customer relationships	8.0
Developed technology	2.4
Other intangibles	0.2
Other net assets acquired	3.2
Deferred income taxes	(4.0)

Total allocation of purchase price	$28.8

Benefit Concepts, Inc And Choice Care Card, Llc
Pro Forma Financial Information Presents Consolidated Results of Operation

The following unaudited pro forma financial information presents the consolidated results of operations of the Company and CS and BCI as if the portfolio purchases had occurred at the beginning of fiscal 2011 with pro forma adjustments to give effect to amortization of intangible assets. The pro forma financial information is presented for informational purposes only and may not be indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the related fiscal years.

	Year Ended December 31,
	2011	2012
	(In thousands, except per share data)
	(unaudited)
Total revenue	$164,696	$192,744
Net income attributable to common stockholders	$25,454	$5,641
Net income per share attributable to common stockholders:
Basic	$16.57	$0.31
Diluted	$1.27	$0.23

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 is as follows (dollars in thousands):

	December 31,
	2011	2012
Balance at beginning of year	$46,806	$46,233
Additions	17	48,594
PBS acquisition adjustment	(590)	—

Balance at end of year	$46,233	$94,827

Schedule of Acquired Intangible Assets

Acquired intangible assets at December 31, 2011 and December 31, 2012 were comprised of the following (dollars in thousands):

	December 31, 2011			December 31, 2012
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Amortizable intangible assets:
Client contracts and broker relationships	$26,534	$15,206	$11,328	$58,410	$19,273	$39,137
Trade names	1,020	542	478	2,180	792	1,388
Technology	2,580	2,177	403	9,946	4,316	5,630
Noncompete agreements	2,011	1,665	346	2,012	1,705	307
Favorable lease	—	—	—	1,137	93	1,044

Total	$32,145	$19,590	$12,555	$73,685	$26,179	$47,506

Estimated Expected Amortization Expense in Future Period

The estimated expected amortization expense in future periods at December 31, 2012 is as follows (dollars in thousands):

2013	$8,667
2014	7,947
2015	6,451
2016	5,381
2017	5,068
Thereafter	13,992

Total	$47,506

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Account Receivable

Accounts receivable at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Trade receivables	$11,128	$14,965
Unpaid amounts for benefit services	4,588	8,362

	15,716	23,327
Less allowance for doubtful accounts	(69)	(403)

Accounts receivable, net	$15,647	$22,924

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment

Property and equipment at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Computers and equipment	$8,799	$10,877
Software and development costs	43,922	54,274
Furniture and fixtures	3,046	3,291
Leasehold improvements	6,752	7,039

	$62,519	$75,481
Less accumulated depreciation and amortization	(43,505)	(50,704)

Property and equipment, net	$19,014	$24,777

Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Accounts payable	$910	$2,020
Payable to benefit providers and transit agencies	6,491	17,519
Accrued payables	5,843	6,239
Accrued compensation and related benefits	6,926	12,153
Other accrued expenses	792	1,994
Deferred revenue	453	2,109

Accounts payable and accrued expenses	$21,415	$42,034

Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Investor Warrants

The following table summarizes the warrant activity related to the Investor Warrants during 2012:

Date	Exercise Price per Share	Warrants Exercised	Shares Withheld	Total Shares Issued	Proceeds Received
	(Dollars in thousands, except per share data)
October 12, 2012*	$4.58	369,879	—	369,879	$1,694
October 25, 2012	$4.58	10,057	—	10,057	$46
November 14, 2012**	$4.58	3,514,131	(854,512)	2,659,619	$—

*	The October 12, 2012 warrant exercise was made in connection with our follow-on public offering (See Note 1).

**	The warrant was net exercised at a fair market value of $18.84 per share, resulting in the Company withholding 854,512 shares to settle the exercise price owed by exercising stockholders.

Redeemable and Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable and Convertible Preferred Stock

The convertible preferred stock was converted into shares of common stock at the following contractual conversion ratios:

	Shares Outstanding	Number of shares of Common Stock Received Upon Conversion
Series A	50,000	42,603
Series A-1	1,725,792	2,537,916
Series A-2	998,661	850,923
Series B	14,870,179	7,435,088
Series C	5,882,353	2,941,171
Series D	2,465,514	1,232,659
Series E	5,294,514	2,647,252

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Amounts Recorded as Expense in Consolidated Statements of Income

Amounts recorded as expense in the consolidated statements of operations are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$312	$219	$282
Technology and development	282	256	323
Sales and marketing	422	391	476
General and administrative	1,388	1,378	2,669

Total	$2,404	$2,244	$3,750

Summary of Weighted Average Fair Value of Stock Options Granted

The following table summarizes the weighted-average fair value of stock options granted:

	Year Ended December 31,
	2010	2011	2012
Stock options granted (in thousands)	1,137	139	983
Weighted average fair value at date of grant	$2.88	$6.09	$5.83

Stock Option Activity

Stock option activity for the year ended December 31, 2011 and 2012 is as follows (shares in thousands):

	Shares	Weighted average exercise price	Remaining contractual term (years)	Aggregate intrinsic value (dollars in thousands)
December 31, 2010	4,507	$7.16	7.51	$17,213
Granted	139	11.24
Exercised	(20)	1.33
Forfeited	(86)	7.89

Outstanding as of December 31, 2011	4,540	$7.29	6.62	$10,888

Vested and expected to vest at December 31, 2011	4,327	$7.28	6.54	$10,008
Exercisable at December 31, 2011	4,540	$7.29	6.62	$10,888
Granted	983	10.66
Exercised	(702)	6.26
Forfeited	(206)	8.34

Outstanding as of December 31, 2012	4,615	$8.11	6.54	$44,801

Vested and expected to vest at December 31, 2012	4,559	$8.04	6.53	$26,344
Exercisable at December 31, 2012	3,549	$7.52	5.83	$30,277

Calculated Fair Value of Option Award Using Black-Scholes Option Pricing Model

The Company calculated the fair value of each option award on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2010	2011	2012
Weighted average fair value of underlying stock per share	$5.58	$11.24	$10.66
Expected volatility	48.33%	55.78%	52.79%
Risk-free interest rate	2.43%	2.58%	1.26%
Expected term	6.9 years	5.9 years	6.6 years
Dividend yield	—%	—%	—%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes

The components of the provision for income taxes for the years ended December 31, 2010, 2011 and 2012 are as follows (dollars in thousands):

	2010	2011	2012
Current:
Federal	$—	$—	$(1,667)
State	(130)	(330)	(635)

	$(130)	$(330)	$(2,302)

Deferred:
Federal	1,404	17,854	(4,757)
State	(70)	2,344	(67)

	1,334	20,198	(4,824)

Total (provision) benefit for income taxes	$1,204	$19,868	$(7,126)

Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) as of December 31, 2011 and 2012 consist of the following (dollars in thousands):

	2011	2012
Deferred tax assets:
Current:
Accruals and reserves	$1,291	$1,985
Net operating loss carryforwards	—	9,870

Deferred tax assets-current	1,291	11,855

Noncurrent:
Net operating loss carryforwards	17,139	4,255
Stock-based compensation	3,534	3,827
R&D and other credits	1,261	1,532
Property and equipment	1,000	286
Reserves-noncurrent	525	290

Deferred tax assets-noncurrent	23,459	10,190

Gross deferred tax assets	24,750	22,045

Deferred tax liabilities:
Noncurrent
Intangibles	(4,065)	(9,540)
Goodwill	(2,416)	(3,100)

Gross deferred tax liabilities	(6,481)	(12,640)

Net deferred tax assets and liabilities:
Net deferred tax assets-current	1,291	11,855
Net deferred tax assets (liabilities)	16,978	(2,450)

Total net deferred tax assets	$18,269	$9,405

Reconciliation of Statutory Federal Income Tax Rate to Company's Effective Tax Rate

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2010, 2011 and 2012:

Tax provision (benefit) at U.S. statutory rate	(34)%	34%	35%
State income taxes, net of federal benefit	4	4	3
Warrants	31	(1)	—
Permanent items	—	8	4
R&D credits	—	(1)	—
Change in valuation allowance	(8)	(193)	—
Other	—	1	(2)

Provision (benefit) for tax	(7)%	(148)%	40%

Reconciliation of Beginning Ending Balances of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
	2010	2011	2012
	(In thousands)
Balance, beginning of year	$1,630	$1,994	$2,321
Increase in tax positions for prior years	117	24	15
Decrease in tax positions for prior years	—	—	—
Settlements	—	—	—
Lapse in statute of limitations	—	—	—
Increase in tax positions for current year	247	303	142

Balance, end of year	$1,994	$2,321	$2,478

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases are as follows (dollars in thousands):

Operating leases
As of December 31, 2012
2013	$5,352
2014	3,990
2015	2,968
2016	1,594
2017	1,486
Thereafter	8,019

Total future minimum lease payments	$23,409

Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data
Selected Quarterly Financial Data (unaudited)

	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues	$35,324	$33,861	$32,447	$34,005	$44,310	$43,777	$42,538	$46,657
Operating expenses:
Cost of revenues (excluding amortization of internal use software)	15,366	13,244	12,537	14,504	17,057	15,620	15,210	16,760
Sales and marketing, technology and development and general and administrative	14,103	13,760	13,299	13,937	19,027	19,214	18,635	21,153
Amortization and change in contingent consideration	2,493	2,682	2,985	3,167	4,438	4,094	3,713	3,429

Total operating expense	31,962	29,686	28,821	31,608	40,522	38,928	37,558	41,342
Income from operations	3,362	4,175	3,626	2,397	3,788	4,849	4,980	5,315
Other income (expense):
Interest income	11	9	7	9	10	9	14	3
Interest expense	(86)	(111)	(125)	(172)	(405)	(452)	(456)	(459)
Other, net	(110)	51	627	(217)	(11)	419	19	2

Income before income taxes	3,177	4,124	4,135	2,017	3,382	4,825	4,557	4,861
Income tax (provision) benefit	(148)	(253)	(234)	20,503	(1,372)	(1,601)	(2,034)	(2,119)

Net income	3,029	3,871	3,901	22,520	2,010	3,224	2,523	2,742
Accretion of redemption premium (expense) benefit	(2,768)	(2,924)	387	(904)	(1,523)	(778)	—	—

Net income attributable to common stockholders	$261	$947	$4,288	$21,616	$487	$2,446	$2,523	$2,742

Net income per share attributable to common stockholders:
Basic	$0.17	$0.62	$2.79	$14.02	$0.32	$0.17	$0.09	$0.09
Diluted	$0.02	$0.06	$0.17	$1.03	$0.02	$0.10	$0.08	$0.09
Shares Outstanding
Basic	1,532	1,535	1,536	1,542	1,546	14,268	26,755	29,761
Diluted	16,143	16,450	19,379	21,825	16,986	24,349	31,632	31,898

Summary of Business and Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended
	May 31, 2012	Dec. 31, 2012 Segment	Dec. 31, 2012 Software and development costs	Oct. 09, 2012 Follow On Public Offering	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Contingent Consideration FBM	May 31, 2012 Initial Public Offering	May 31, 2012 Underwriters Overallotment Option	Oct. 09, 2012 Underwriters Overallotment Option Follow On Public Offering	Oct. 09, 2012 Vantage Point Follow On Public Offering
Summary Of Business And Significant Accounting Policies [Line Items]
Reporting unit		1
Revenue streams		3
IPO, Effective date	May 9, 2012
IPO, Closing date	May 15, 2012
Common stock sold				1,000,000				7,475,000	975,000	900,000	5,000,000
Common stock price				$ 17.5				$ 9
Proceeds from initial public offering net of underwriters commissions and discounts	$ 62,600	$ 62,557		$ 15,500				$ 62,600
Common stock issued upon exercise of outstanding warrants										31,313	338,566
Proceeds from exercise of warrants		1,740		1,700
Reduction in FBM contingent consideration due to re-negotiated lease							528
Accounts receivable number of days past due for weekly revision of collectability		30 days
Property and equipment, estimated useful life					3 years	5 years
Costs incurred in development phase of internal use software, amortization period			4 years
Tax benefit from exercise of stock options		$ 1,865

Reconciliation Between Beginning and Ending Balances of Items Measured at Fair Value on Recurring Basis that used Significant Unobservable Inputs (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lender Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balances	$ 1,119	$ 1,470
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	(351)
Reclassification of warrant to additional paid-in capital	(738)
Ending Balances		1,119
Contingent Consideration PBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balances	5,798	6,361
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	1,062	1,437
Payment of contingent consideration	(6,860)	(2,000)
Ending Balances		5,798
Contingent Consideration FBM
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balances	3,178	9,573
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	542	1,255
Payment of contingent consideration	(546)	(7,650)
Reduction in FBM contingent consideration due to post-purchase price adjustment	(2,316)
Reduction in FBM contingent consideration due to re-negotiated lease	(528)
Ending Balances	330	3,178
Contingent Consideration CS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of contingent consideration	11,054
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	645
Payment of contingent consideration	(5,211)
Ending Balances	6,488
Contingent Consideration TC
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of contingent consideration	5,314
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	86
Payment of contingent consideration	(5,400)
Benefit Concepts, Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of contingent consideration	11,772
Gains or losses included in earnings:
Ending Balances	$ 11,772

Significant Unobservable Inputs Used in Fair Value Measurement of Contingent Consideration and Lender Warrant (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration FBM
Quantitative Information About Significant Unobservable Inputs [Line Items]
Fair Value	$ 330	$ 3,178	$ 9,573
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement
Contingent Consideration CS
Quantitative Information About Significant Unobservable Inputs [Line Items]
Fair Value	6,488
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement
Contingent consideration-BCI
Quantitative Information About Significant Unobservable Inputs [Line Items]
Fair Value	$ 11,772
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement

Computation of Basic and Diluted Net Income Per Share Attributable to Common Stockholders (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator (basic and diluted):
Net income (loss)	$ 2,742	$ 2,523	$ 3,224	$ 2,010	$ 22,520	$ 3,901	$ 3,871	$ 3,029	$ 10,499	$ 33,321	$ (17,250)
Less: accretion of redemption premium expense									(2,301)	(6,209)	(6,740)
Net income (loss) attributable to common stockholders for basic EPS	2,742	2,523	2,446	487	21,616	4,288	947	261	8,198	27,112	(23,990)
Add back: accretion of redemption premium related to dilutive redeemable preferred stock			(778)	(1,523)	(904)	387	(2,924)	(2,768)	(260)	1,587
Net income (loss) attributable to common stockholders for diluted EPS									$ 7,938	$ 28,699	$ (23,990)
Denominator (basic):
Weighted average common shares outstanding	29,761	26,755	14,268	1,546	1,542	1,536	1,535	1,532	18,138	1,536	1,528
Denominator (diluted):
Weighted average common shares outstanding	29,761	26,755	14,268	1,546	1,542	1,536	1,535	1,532	18,138	1,536	1,528
Dilutive stock options and awards outstanding									1,377	1,010
Weighted average common shares from stock warrants									403	2,500
Weighted average common shares from preferred stock									4,496	15,040
Net weighted average common shares outstanding									24,414	20,086	1,528
Net income (loss) per share attributable to holders of common stock:
Basic									$ 0.45	$ 17.65	$ (15.7)
Diluted									$ 0.33	$ 1.43	$ (15.7)

Diluted Net Income Per Share Does Not Include Effect of Anti-Dilutive Common Equivalent Shares (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares	2,108	2,800	26,848
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares	31	152	4,507
Common equivalent shares from stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares			4,653
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares	2,077	2,648	17,688

Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			3 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Choice Care Card, LLC Acquisition	Jan. 03, 2012 Choice Care Card, LLC Acquisition	Jan. 03, 2012 Choice Care Card, LLC Acquisition Customer Relationships	Jan. 03, 2012 Choice Care Card, LLC Acquisition Developed technology	Feb. 01, 2012 TransitChek Acquisition	Sep. 30, 2012 TransitChek Acquisition	Feb. 01, 2012 TransitChek Acquisition Customer Relationships	Feb. 01, 2012 TransitChek Acquisition Trade names	Feb. 01, 2012 TransitChek Acquisition Developed technology	Dec. 31, 2012 Aflac Channel Partner Arrangement	Sep. 30, 2012 Planned Benefits Systems (PBS)	May 31, 2012 Planned Benefits Systems (PBS)	Dec. 31, 2012 Planned Benefits Systems (PBS)	Dec. 31, 2011 Planned Benefits Systems (PBS)	Aug. 31, 2010 Planned Benefits Systems (PBS)	Oct. 31, 2012 FBM	Dec. 31, 2012 FBM	Dec. 31, 2012 FBM	Dec. 31, 2011 FBM	Nov. 30, 2010 FBM	Dec. 31, 2012 Benefit Concepts, Inc.	Dec. 31, 2012 Benefit Concepts, Inc. Customer Relationships	Dec. 31, 2012 Benefit Concepts, Inc. Developed technology	Dec. 31, 2012 Benefit Concepts, Inc. Other Intangible Assets
Business Acquisition [Line Items]
Acquired outstanding common shares																100.00%					100.00%
Recorded change in fair value of contingent consideration		$ 600,000				$ 100,000								$ 1,100,000	$ 1,400,000				$ 500,000	$ 1,300,000
Contingent consideration paid		5,200,000										600,000	6,300,000				500,000
Reduction in contingent consideration	528,000																	2,300,000
Contingent consideration, fair value		11,100,000																300,000	300,000			11,800,000
Aggregate non-contingent portion of purchase price			8,700,000			31,100,000																17,000,000
Business acquisition, cash paid at closing			8,300,000			30,800,000
Contingent consideration, discount rate used to compute present value		5.30%
Weighted average cost of capital used to discount cash flows				13.00%				16.00%	15.00%													6.50%
Estimated contingencies expected to be paid in future						700,000
Estimated contingencies maturity period						4 years
Payment of contingent consideration paid during period							5,400,000
Payment in connection with employer clients transitioned											6,000,000
Expected life of intangible asset for amortization											7 years
Primarily cost of revenue expenses											500,000
Goodwill			9,400,000			20,200,000																19,000,000
Intangible assets, weighted average useful life				10 years	2 years			8 years 8 months 12 days	10 years	3 years												6 years 8 months 12 days	8 years	2 years 10 months 24 days	2 years 9 months 18 days
Finite-lived intangible asset acquired				9,200,000	600,000			8,800,000	900,000	4,400,000													8,000,000	2,400,000	200,000
Business acquisition, deferred tax liability																						$ 4,000,000

Summary of Allocation of Purchase Price of Acquisition (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2012 TransitChek Acquisition	Feb. 01, 2012 TransitChek Acquisition Customer Relationships	Feb. 01, 2012 TransitChek Acquisition Developed technology	Feb. 01, 2012 TransitChek Acquisition Trade names	Feb. 01, 2012 TransitChek Acquisition Favorable Lease	Jan. 03, 2012 Choice Care Card, LLC Acquisition	Jan. 03, 2012 Choice Care Card, LLC Acquisition Customer Relationships	Jan. 03, 2012 Choice Care Card, LLC Acquisition Developed technology
Business Acquisition [Line Items]
Other net assets acquired	$ 1.7					$ 0.6
Finite-lived intangible asset acquired		8.8	4.4	0.9	1.1		9.2	0.6
Goodwill	20.2					9.4
Total allocation of purchase price	$ 37.1					$ 19.8
Weighted Average Useful Life (in years)		8 years 8 months 12 days	3 years	10 years	11 years		10 years	2 years

Other Net Assets Acquired (Detail) (TransitChek Acquisition, USD $) In Millions, unless otherwise specified	Feb. 01, 2012
TransitChek Acquisition
Business Acquisition [Line Items]
Cash	$ 48.3
Restricted cash	0.5
Accounts receivable	0.9
Inventory	3.9
Prepaids and other assets	0.1
Property and equipment	1.4
Customer obligations	(51)
Accounts payable and accrued expenses	(2.4)
Total allocation to purchase price	$ 1.7

Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) (Benefit Concepts, Inc., USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Goodwill	$ 19
Other net assets acquired	3.2
Deferred income taxes	(4)
Total allocation of purchase price	28.8
Customer Relationships
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Finite-lived intangible asset acquired	8
Developed technology
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Finite-lived intangible asset acquired	2.4
Other Intangible Assets
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Finite-lived intangible asset acquired	$ 0.2

Unaudited Pro Forma Financial Information Presents Consolidated Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TransitChek Acquisition
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenue	$ 179,082	$ 166,820
Net income attributable to common stockholders	7,927	35,256
Net income per share attributable to common stockholders:
Basic	$ 0.44	$ 22.95
Diluted	$ 0.32	$ 1.76
Benefit Concepts, Inc And Choice Care Card, Llc
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenue	192,744	164,696
Net income attributable to common stockholders	$ 5,641	$ 25,454
Net income per share attributable to common stockholders:
Basic	$ 0.31	$ 16.57
Diluted	$ 0.23	$ 1.27

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance at beginning of year	$ 46,233	$ 46,806
Additions	48,594	17
PBS acquisition adjustment		(590)
Balance at end of year	$ 94,827	$ 46,233

Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
PBS acquisition adjustment		$ (590,000)
Amortization expense for acquired intangible assets	$ 6,600,000	$ 2,700,000	$ 2,200,000

Schedule of Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 73,685	$ 32,145
Accumulated amortization	26,179	19,590
Net	47,506	12,555
Client Contracts And Broker Relationships
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	58,410	26,534
Accumulated amortization	19,273	15,206
Net	39,137	11,328
Trade names
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	2,180	1,020
Accumulated amortization	792	542
Net	1,388	478
Developed technology
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	9,946	2,580
Accumulated amortization	4,316	2,177
Net	5,630	403
Noncompete Agreements
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	2,012	2,011
Accumulated amortization	1,705	1,665
Net	307	346
Favorable Lease
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	1,137
Accumulated amortization	93
Net	$ 1,044

Estimated Expected Amortization Expense in Future Period (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 8,667
2014	7,947
2015	6,451
2016	5,381
2017	5,068
Thereafter	13,992
Total	$ 47,506

Account Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable gross	$ 23,327	$ 15,716
Less allowance for doubtful accounts	(403)	(69)
Accounts receivable, net	22,924	15,647
Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable gross	14,965	11,128
Unpaid amounts for benefit services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable gross	$ 8,362	$ 4,588

Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 75,481	$ 62,519
Less accumulated depreciation and amortization	(50,704)	(43,505)
Property and equipment, net	24,777	19,014
Computers and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,877	8,799
Software and development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	54,274	43,922
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,291	3,046
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,039	$ 6,752

Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense, including amortization of internal use software	$ 9.7	$ 9.2	$ 9.7
Software and Development Costs
Property, Plant and Equipment [Line Items]
Capitalized software development costs	10.5	8.3	5.5
Amortization expense	6.7	6	5.6
Unamortized software development costs	$ 18.7

Schedule of Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 2,020	$ 910
Payable to benefit providers and transit agencies	17,519	6,491
Accrued payables	6,239	5,843
Accrued compensation and related benefits	12,153	6,926
Other accrued expenses	1,994	792
Deferred revenue	2,109	453
Accounts payable and accrued expenses	$ 42,034	$ 21,415

Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Debt Instrument [Line Items]
Line of credit, borrowing capacity	$ 75
Outstanding debt under Revolver with Union Bank, N.A.	44.6
Letter of credit allowed to expire		5.4
Debt instrument, maturity date	Dec 31, 2015
Default interest rate above applicable interest rate	2.00%
Minimum
Debt Instrument [Line Items]
Debt interest rate	2.81%
Maximum
Debt Instrument [Line Items]
Debt interest rate	3.23%
Before amendment
Debt Instrument [Line Items]
Line of credit, borrowing capacity	50
Prime Rate
Debt Instrument [Line Items]
Debt instrument, interest rate margin	0.25%
LIBOR Rate
Debt Instrument [Line Items]
Debt instrument, interest rate margin	2.50%
Contingent Consideration TC
Debt Instrument [Line Items]
Payment of contingent consideration	$ 5.4

Warrants - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		1 Months Ended		12 Months Ended
	Oct. 29, 2012 ORIX warrants	Sep. 27, 2007 ORIX warrants	Nov. 30, 2012 Investor warrants	May 15, 2012 Investor warrants	Dec. 31, 2012 Lender Warrant	Dec. 31, 2011 Lender Warrant	Dec. 31, 2010 Lender Warrant	May 15, 2012 Lender Warrant	May 23, 2005 Lender Warrant Redeemable Preferred Stock, Series C
Class of Warrant or Right [Line Items]
Warrants for purchase of shares of common stock		75,000	472,736						423,529
Warrants, exercise price		8.2						8.5	4.25
Shares of common stock issued upon exercise of warrants	42,834
Exercise of warrants, shares held in treasury	32,166
Warrants, exercisable date									2013-11
Warrants which became exercisable				4,366,803				211,764
Fair value of Warrant at final re-measurement date					$ 0.7
Mark-to-market gain/loss					$ 0.4	$ 0.4	$ (0.4)
Shares issued upon exercise of warrants, price per share			$ 4.58

Summary of Warrant Activity Related to Investor Warrant (Detail) (Investor warrants, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012 November 14, 2012		Dec. 31, 2012 October 12, 2012		Dec. 31, 2012 October 25, 2012
Class of Warrant or Right [Line Items]
Exercise Price per Share	$ 4.58	$ 4.58	[1]	$ 4.58	[2]	$ 4.58
Warrants Exercised		3,514,131	[1]	369,879	[2]	10,057
Shares Withheld		(854,512)	[1]
Total Shares Issued		2,659,619	[1]	369,879	[2]	10,057
Proceeds Received				$ 1,694	[2]	$ 46

[1]	The warrant was net exercised at a fair market value of $18.84 per share, resulting in the Company withholding 854,512 shares to settle the exercise price owed by exercising stockholders
[2]	The October 12, 2012 warrant exercise was made in connection with our follow-on public offering (See Note 1

Summary of Warrant Activity Related to Investor Warrant (Parenthetical) (Detail) (Investor warrants, November 14, 2012, USD $)	12 Months Ended
Dec. 31, 2012
Investor warrants | November 14, 2012
Class of Warrant or Right [Line Items]
Warrants exercised, net fair market value per share	$ 18.84
Shares Withheld	854,512 [1]

[1]	The warrant was net exercised at a fair market value of $18.84 per share, resulting in the Company withholding 854,512 shares to settle the exercise price owed by exercising stockholders

Redeemable and Convertible Preferred Stock (Detail)	Dec. 31, 2012
Series A
Class of Stock [Line Items]
Shares Outstanding	50,000
Number of shares of common stock received upon conversion	42,603
Series A-1
Class of Stock [Line Items]
Shares Outstanding	1,725,792
Number of shares of common stock received upon conversion	2,537,916
Series A-2
Class of Stock [Line Items]
Shares Outstanding	998,661
Number of shares of common stock received upon conversion	850,923
Series B
Class of Stock [Line Items]
Shares Outstanding	14,870,179
Number of shares of common stock received upon conversion	7,435,088
Series C
Class of Stock [Line Items]
Shares Outstanding	5,882,353
Number of shares of common stock received upon conversion	2,941,171
Series D
Class of Stock [Line Items]
Shares Outstanding	2,465,514
Number of shares of common stock received upon conversion	1,232,659
Series E
Class of Stock [Line Items]
Shares Outstanding	5,294,514
Number of shares of common stock received upon conversion	2,647,252

Redeemable and Convertible Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Class of Stock [Line Items]
Dividends declared	$ 0
Dividends paid	$ 0

Common Stock - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2012	May 31, 2012	Dec. 31, 2012	May 15, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common shares authorized for issuance			1,000,000,000	1,100,000,000	1,000,000,000
Proceeds from initial public offering net of underwriters commissions and discounts		$ 62,600,000	$ 62,557,000
Initial public offering costs		5,500,000
Proceeds from follow-on offering net of underwriters commissions and discounts	15,500,000		16,450,000
Proceeds from exercise of warrants			1,740,000
Percentage of shares owned by funds affiliated with VantagePoint			36.80%
Vantage Point
Class of Stock [Line Items]
Common stock sold	5,000,000
Common stock issued upon the exercise of warrants	338,566
Underwriter purchase of shares to cover over allotment	900,000
Shares issued under underwriter exercise of over allotment	31,313
Proceeds from exercise of warrants	1,740,000
Minimum
Class of Stock [Line Items]
Percentage of outstanding shares of common stock VantagePoint should own to require some actions by Company			25.00%
Percentage of outstanding voting stocks VantagePoint should own to have access to books and records			40.00%
Maximum
Class of Stock [Line Items]
Amount of debt which could be incurred or guaranteed without approval from VantagePoint			20,000,000
Amount of equity which could be issued without approval from VantagePoint over 30 days prior to approval by Board of Directors			12.50%
Acquisition or disposition of stock or assets, including through license or lease without approval from VantagePoint			12.50%
Compensatory plan for individual officer which could be approved by Company without approval from VantagePoint			1,000,000
Compensatory plan for group officer which could be approved by Company without approval from VantagePoint			5,000,000
Percentage of outstanding voting stocks VantagePoint should own so that stockholders may act by written consent to change number of directors			30.00%
Initial Public Offering
Class of Stock [Line Items]
Common stock sold		7,475,000
Common stock price		$ 9
Proceeds from initial public offering net of underwriters commissions and discounts		62,600,000
Underwriters Overallotment Option
Class of Stock [Line Items]
Common stock sold		975,000
Follow On Public Offering
Class of Stock [Line Items]
Issuance of common stock	$ 1,000,000
Issuance of common stock, per share	$ 17.5
If VantagePoint owns at least 50% or more of outstanding shares
Class of Stock [Line Items]
Number of directors to be designated, removed or replaced by VantagePoint			3
If VantagePoint owns between 20% and 50% of outstanding shares
Class of Stock [Line Items]
Number of directors to be designated, removed or replaced by VantagePoint			2
If VantagePoint owns between 10% and 20% of outstanding shares
Class of Stock [Line Items]
Number of directors to be designated, removed or replaced by VantagePoint			1
If VantagePoint owns at least 10% of outstanding shares
Class of Stock [Line Items]
Number of directors to be selected to serve on compensation committee, nominating and corporate governance committee and any other special committee of board of directors			1

Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Performance Shares	Dec. 31, 2012 Executive Officer	Sep. 30, 2012 Executive Officer Performance Shares	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2012 Minimum	May 26, 2010 Employee Stock Purchase Plan, 2010	Dec. 31, 2012 Employee Stock Purchase Plan, 2000 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance											1,500,000	3,200,000
Maximum stock option Expiration period							10 years
Stock option price as percentage of estimated fair market value										85.00%
Option vesting period	4 years			7 years
Stock option vesting percentage after one year	25.00%
Performance option awards	320,000					37,500
Performance options, vesting percentage upon initial public offering	25.00%
Performance options, vesting percentage upon achievement of revenue growth rate of at least 8% for two consecutive years	8.00%
Performance options, vesting percentage upon achievement of revenue growth, growth rate	25.00%
Performance options, vesting percentage upon initial public offering and achieving consecutive growth rates	50.00%				10.00%
Total unrecognized compensation cost related to unvested stock-based employee compensation arrangements	$ 6
Total unrecognized compensation cost related to unvested stock-based employee compensation arrangements, weighted average period of recognition	3 years 7 months 10 days
Total intrinsic value of option exercised	8.1	0.2							1
Tax benefit realized for the gross tax deductions from option exercise of the share-based payment arrangements	3.2							1	1
Cash received from option exercise under all share-based payment arrangements	4.4							1	1
Dividend yield	0.00%	0.00%	0.00%
Shares which are unvested				600,000
Common shares available for issuance under ESSP	500,000
Annual increase in number of common shares available for issuance under ESSP	500,000
Increase in number of shares available under ESPP, increase based on percentage outstanding shares of common stock	1.00%
Percentage of eligible employees of first 4% total employees	25.00%
Contribution percentage of eligible employees	85.00%
Contribution to 401(K) Plan	$ 0.7	$ 0.3	$ 0.3

Amounts Recorded as Expense in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 3,750	$ 2,244	$ 2,404
Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	282	219	312
Technology and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	323	256	282
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	476	391	422
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 2,669	$ 1,378	$ 1,388

Summary of Weighted Average Fair Value of Stock Options Granted (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock options granted	983	139	1,137
Stock options granted, weighted average fair value at date of grant	$ 5.83	$ 6.09	$ 2.88

Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Beginning balance	4,540	4,507
Granted	983	139	1,137
Exercised	(702)	(20)
Forfeited	(206)	(86)
Ending balance	4,615	4,540	4,507
Vested and expected to vest	4,559	4,327
Exercisable	3,549	4,540
Weighted average exercise price
Beginning balance	$ 7.29	$ 7.16
Granted	$ 10.66	$ 11.24
Exercised	$ 6.26	$ 1.33
Forfeited	$ 8.34	$ 7.89
Ending balance	$ 8.11	$ 7.29	$ 7.16
Vested and expected to vest at end of period	$ 8.04	$ 7.28
Exercisable at end of period	$ 7.52	$ 7.29
Remaining contractual term (years)
Outstanding	6 years 6 months 15 days	6 years 7 months 13 days	7 years 6 months 4 days
Vested and expected to vest at end of period	6 years 6 months 11 days	6 years 6 months 15 days
Exercisable at end of period	5 years 9 months 29 days	6 years 7 months 13 days
Aggregate Intrinsic Value
Beginning balance	$ 10,888	$ 17,213
Ending balance	44,801	10,888	17,213
Vested and expected to vest at end of period	26,344	10,008
Exercisable at end of period	$ 30,277	$ 10,888

Calculated Fair Value of Option Award Using Black-Scholes Option Pricing Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculated fair value of option award using the Black-Scholes option pricing model
Weighted average fair value of underlying stock per share	$ 10.66	$ 11.24	$ 5.58
Expected volatility	52.79%	55.78%	48.33%
Risk-free interest rate	1.26%	2.58%	2.43%
Expected term	6 years 7 months 6 days	5 years 10 months 24 days	6 years 10 months 24 days
Dividend yield	0.00%	0.00%	0.00%

Components of Provision for Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal									$ (1,667)
State									(635)	(330)	(130)
Total Current									(2,302)	(330)	(130)
Deferred:
Federal									(4,757)	17,854	1,404
State									(67)	2,344	(70)
Total Deferred									(4,824)	20,198	1,334
Total (provision) benefit for income taxes	$ 2,119	$ 2,034	$ 1,601	$ 1,372	$ (20,503)	$ 234	$ 253	$ 148	$ (7,126)	$ 19,868	$ 1,204

Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current:
Accruals and reserves	$ 1,985	$ 1,291
Net operating loss carryforwards	9,870
Deferred tax assets-current	11,855	1,291
Noncurrent:
Net operating loss carryforwards	4,255	17,139
Stock-based compensation	3,827	3,534
R&D and other credits	1,532	1,261
Property and equipment	286	1,000
Reserves-noncurrent	290	525
Deferred tax assets-noncurrent	10,190	23,459
Gross deferred tax assets	22,045	24,750
Noncurrent
Intangibles	(9,540)	(4,065)
Goodwill	(3,100)	(2,416)
Gross deferred tax liabilities	(12,640)	(6,481)
Net deferred tax assets and liabilities:
Net deferred tax assets-current	11,855	1,291
Net deferred tax assets (liabilities)	(2,450)	16,978
Total net deferred tax assets	$ 9,405	$ 18,269

Reconciliation of Statutory Federal Income Tax Rate to Company's Effective Tax Rate - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax provision (benefit) at U.S. statutory rate	35.00%	34.00%	(34.00%)
State income taxes, net of federal benefit	3.00%	4.00%	4.00%
Warrants		(1.00%)	31.00%
Permanent items	4.00%	8.00%
R&D credits		(1.00%)
Change in valuation allowance		(193.00%)	(8.00%)
Other	(2.00%)	1.00%
Provision (benefit) for tax	40.00%	(148.00%)	(7.00%)

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 2,478,000	$ 2,321,000	$ 1,994,000	$ 1,630,000
Current year income tax positions that would affect income tax expense if recognized	100,000
Cumulative amount of amortization deductions	9,300,000
Stock option deductions	4,800,000
Tax benefit from exercise of stock options	1,865,000
Minimum
Income Tax Disclosure [Line Items]
Federal research credit carryforwards expiration year	2022
Maximum
Income Tax Disclosure [Line Items]
Federal research credit carryforwards expiration year	2031
Federal
Income Tax Disclosure [Line Items]
Federal income tax net operating loss carry forwards	38,200,000
Tax deduction benefits related to stock option	2,700,000
Research and development carryforwards amount	2,600,000
Federal | Minimum
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration year	2023
Federal | Maximum
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration year	2029
State
Income Tax Disclosure [Line Items]
State income tax net operating loss carry forwards	36,900,000
Tax deduction benefits related to stock option	1,200,000
State | Minimum
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration year	2017
State | Maximum
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, expiration year	2031
California
Income Tax Disclosure [Line Items]
Research and development carryforwards amount	$ 1,400,000

Reconciliation of Beginning and Ending Balances of Total Amounts of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance, beginning of year	$ 2,321	$ 1,994	$ 1,630
Increase in tax positions for prior years	15	24	117
Decrease in tax positions for prior years
Settlements
Lapse in statute of limitations
Increase in tax positions for current year	142	303	247
Balance, end of year	$ 2,478	$ 2,321	$ 1,994

Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 5,352
2014	3,990
2015	2,968
2016	1,594
2017	1,486
Thereafter	8,019
Total future minimum lease payments	$ 23,409

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 4.5	$ 3.2	$ 2.3

Related Party - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Trust expenses subsidized	$ 82,000	$ 112,000	$ 84,000
Long-term receivable due from the National Flex trust	$ 1,000,000

Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Revenues	$ 46,657	$ 42,538	$ 43,777	$ 44,310	$ 34,005	$ 32,447	$ 33,861	$ 35,324	$ 177,282	$ 135,637	$ 115,047
Operating expenses:
Cost of revenues (excluding amortization of internal use software)	16,760	15,210	15,620	17,057	14,504	12,537	13,244	15,366	64,647	55,651	50,205
Sales and marketing, technology and development and general and administration	21,153	18,635	19,214	19,027	13,937	13,299	13,760	14,103
Amortization and change in contingent consideration	3,429	3,713	4,094	4,438	3,167	2,985	2,682	2,493	15,674	11,327	7,764
Total operating expenses	41,342	37,558	38,928	40,522	31,608	28,821	29,686	31,962	158,350	122,077	107,013
Income from operations	5,315	4,980	4,849	3,788	2,397	3,626	4,175	3,362	18,932	13,560	8,034
Other income (expense):
Interest income	3	14	9	10	9	7	9	11	36	36	220
Interest expense	(459)	(456)	(452)	(405)	(172)	(125)	(111)	(86)	(1,772)	(494)	(188)
Other, net	2	19	419	(11)	(217)	627	51	(110)
Income (loss) before income taxes	4,861	4,557	4,825	3,382	2,017	4,135	4,124	3,177	17,625	13,453	(18,454)
Income tax (provision) benefit	(2,119)	(2,034)	(1,601)	(1,372)	20,503	(234)	(253)	(148)	7,126	(19,868)	(1,204)
Net income	2,742	2,523	3,224	2,010	22,520	3,901	3,871	3,029	10,499	33,321	(17,250)
Accretion of redemption premium (expense) benefit			(778)	(1,523)	(904)	387	(2,924)	(2,768)	(260)	1,587
Net income (loss) attributable to common stockholders	$ 2,742	$ 2,523	$ 2,446	$ 487	$ 21,616	$ 4,288	$ 947	$ 261	$ 8,198	$ 27,112	$ (23,990)
Net income per share attributable to common stockholders:
Basic	$ 0.09	$ 0.09	$ 0.17	$ 0.32	$ 14.02	$ 2.79	$ 0.62	$ 0.17	$ 0.45	$ 17.65	$ (15.7)
Diluted	$ 0.09	$ 0.08	$ 0.1	$ 0.02	$ 1.03	$ 0.17	$ 0.06	$ 0.02	$ 0.33	$ 1.43	$ (15.7)
Shares Outstanding
Basic	29,761	26,755	14,268	1,546	1,542	1,536	1,535	1,532	18,138	1,536	1,528
Diluted	31,898	31,632	24,349	16,986	21,825	19,379	16,450	16,143	24,414	20,086	1,528

Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts, Beginning balance	$ 69	$ 415	$ 349
Additions Charged to Costs and Expenses	667	292	64
(Deducions)/ Recoveries	(333)	(638)	2
Allowance for doubtful accounts, Ending balance	$ 403	$ 69	$ 415